Putnam Diversified Income Trust
The fund's portfolio
12/31/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (69.4%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (6.6%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38	$89,595	$95,347
5.00%, 3/20/50	23,933	23,820
4.50%, TBA, 1/1/53	45,000,000	43,664,463
4.00%, TBA, 1/1/53	30,000,000	28,400,157
3.50%, with due dates from 9/20/49 to 11/20/49	84,378	77,887
3.00%, TBA, 1/1/53	32,000,000	28,501,648

		100,763,322
U.S. Government Agency Mortgage Obligations (62.8%)
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/53	82,000,000	83,268,474
5.50%, TBA, 1/1/53	276,000,000	276,819,499
5.00%, TBA, 1/1/53	376,000,000	370,771,419
4.50%, TBA, 1/1/53	199,000,000	191,817,334
3.50%, TBA, 1/1/53	31,000,000	28,193,031

		950,869,757

Total U.S. government and agency mortgage obligations (cost $1,059,299,678)		$1,051,633,079

U.S. TREASURY OBLIGATIONS (1.2%)(a)
	Principal amount	Value
U.S. Treasury Notes
3.25%, 6/30/27(i)	$6,059,000	$5,965,570
2.625%, 5/31/27(i)	741,000	700,186
2.625%, 4/15/25(i)	2,842,000	2,751,994
2.125%, 5/15/25(i)	1,324,000	1,262,408
1.625%, 5/15/31(i)	6,659,000	5,614,070
1.625%, 5/15/26(i)	985,000	909,963
1.50%, 11/30/28(i)	147,000	128,105
0.25%, 7/31/25(i)	533,000	481,773
0.125%, 9/15/23(i)	748,000	724,926

Total U.S. treasury obligations (cost $18,538,995)		$18,538,995

MORTGAGE-BACKED SECURITIES (36.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (15.4%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4509, Class CI, IO, 6.00%, 9/15/45	$9,571,358	$2,068,591
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	2,612,432	511,513
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	21,758,915	4,659,833
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	4,762,475	1,010,701
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	2,400,753	509,130
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	2,648,946	523,230
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	3,509,232	531,020
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	3,658,526	422,717
REMICs Ser. 4635, Class PI, IO, 4.00%, 12/15/46	5,594,097	953,218
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	12,701,456	1,888,643
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	2,348,559	76,783
REMICs Ser. 4020, Class IA, IO, 4.00%, 3/15/27	1,722,974	74,708
REMICs Ser. 4484, Class TI, IO, 3.50%, 11/15/44	1,155,323	97,949
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	1,948,140	152,884
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	4,190,193	601,409
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	6,741,119	535,150
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	883,952	8,778
REMICs IFB Ser. 3919, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.50%), 2.182%, 9/15/41	4,705,873	550,931
REMICs IFB Ser. 4742, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.882%, 12/15/47	10,739,624	1,122,379
REMICs IFB Ser. 4731, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.882%, 11/15/47	8,268,260	918,467
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.861%, 9/25/50	3,659,588	405,263
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.782%, 8/15/56	1,874,557	215,424
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.782%, 4/15/47	6,637,411	778,981
REMICs IFB Ser. 4265, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.782%, 1/15/35	19,926,811	1,388,912
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.711%, 7/25/50	33,325,245	3,743,371
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.661%, 1/25/50	2,319,242	214,898
REMICs IFB Ser. 4937, Class 4937, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.661%, 12/25/49	747,807	78,520
Strips IFB Ser. 326, Class S2, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.95%), 1.632%, 3/15/44	4,083,680	402,862
Strips IFB Ser. 311, Class S1, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.95%), 1.632%, 8/15/43	7,104,880	695,941
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.395%, 7/25/43(WAC)	5,777,676	57,777
Federal National Mortgage Association
Grantor Trust Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36	5,443	363
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	7,957,667	1,406,941
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	9,042,195	1,978,071
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	13,841,880	2,577,524
Interest Strip Ser. 399, Class 2, IO, 5.50%, 11/25/39	13,114	2,548
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	548,881	91,376
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	998,007	162,136
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	608,149	94,190
REMICs Ser. 12-151, Class IN, IO, 5.00%, 1/25/43	6,340,417	1,200,748
REMICs Ser. 17-87, Class KI, IO, 5.00%, 6/25/41	452,678	77,152
Interest Strip Ser. 404, Class 2, IO, 4.50%, 5/25/40	38,700	7,201
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	3,166,060	583,022
REMICs Ser. 18-58, Class AI, IO, 4.50%, 8/25/48	18,091,053	2,906,774
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	3,030,425	591,353
Interest Strip Ser. 405, Class 2, IO, 4.00%, 10/25/40	43,536	7,534
REMICs Ser. 19-70, Class 70, IO, 4.00%, 12/25/49	5,363,049	784,990
REMICs Ser. 18-3, Class PI, IO, 4.00%, 2/25/48	4,988,824	985,895
REMICs Ser. 17-65, Class LI, IO, 4.00%, 8/25/47	1,925,012	294,623
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	1,530,734	102,932
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	707,636	105,775
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	7,261,649	973,206
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	2,596,559	331,295
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	2,225,770	263,099
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	7,073,070	1,003,244
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	7,586,431	1,194,188
REMICs Ser. 13-49, Class IP, IO, 3.50%, 12/25/42	4,753,580	348,762
REMICs Ser. 12-123, Class DI, IO, 3.50%, 5/25/41	7,567,665	657,153
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	14,609,658	1,904,617
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	1,748,588	64,605
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	3,411,398	95,574
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	405,861	1,293
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.40%), 2.011%, 4/25/40	4,112,987	438,873
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.811%, 6/25/48	24,715,257	2,661,141
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.811%, 6/25/48	29,413,770	3,093,152
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.811%, 6/25/45	1,787,770	110,087
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.761%, 10/25/41	767,536	5,460
REMICs IFB Ser. 19-5, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.711%, 3/25/49	1,515,508	167,585
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.711%, 12/25/46	28,382,886	2,129,244
REMICs IFB Ser. 16-62, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.711%, 9/25/46	20,361,363	1,390,274
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.661%, 3/25/50	1,869,055	191,578
REMICs IFB Ser. 19-73, Class 73, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.661%, 12/25/49	946,020	101,185
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.661%, 8/25/49	1,065,780	82,150
REMICs IFB Ser. 19-47, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.661%, 8/25/49	11,836,125	1,215,424
REMICs IFB Ser. 19-34, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.661%, 7/25/49	13,545,970	1,359,349
REMICs IFB Ser. 19-38, Class 38, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.661%, 7/25/49	689,942	67,725
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.90%), 1.511%, 10/25/41	7,504,871	641,151
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	2,322,504	15,096
REMICs FRB Ser. 01-50, Class B1, IO, 0.40%, 10/25/41(WAC)	76,373	382
FRB Ser. 02-W8, Class 1, IO, 0.295%, 6/25/42(WAC)	3,977,250	23,853
Government National Mortgage Association
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47	9,116,136	2,053,286
Ser. 17-79, Class IB, IO, 5.50%, 5/20/47	3,150,446	664,541
Ser. 17-52, Class DI, IO, 5.50%, 4/20/47	3,642,874	713,851
Ser. 19-119, Class IN, IO, 5.00%, 9/20/49	16,914,239	3,316,331
Ser. 18-37, IO, 5.00%, 3/20/48	6,947,800	1,413,762
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	4,200,812	888,017
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	4,058,782	789,068
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46	7,077,349	1,350,783
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	4,466,204	681,945
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	12,039,077	2,328,406
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,582,611	322,599
Ser. 14-132, IO, 5.00%, 9/20/44	4,978,798	1,014,231
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	4,702,654	728,487
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,893,788	403,048
Ser. 12-146, IO, 5.00%, 12/20/42	3,493,559	689,559
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	14,054,330	2,915,512
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	4,339,473	883,357
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	23,708,231	4,964,029
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	12,986,762	2,702,416
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	956,305	190,381
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	6,341,287	1,240,990
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	5,726,942	1,130,629
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,552,027	295,580
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	7,895,972	1,456,435
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	5,572,242	1,028,837
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	2,311,302	166,263
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	649,976	35,950
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	12,801,260	2,523,989
Ser. 13-167, IO, 4.50%, 9/20/40	2,477,326	440,964
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	3,141,605	545,771
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	9,041,656	1,716,988
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40	7,811,528	1,425,291
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39	4,680,618	433,706
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	12,876,235	1,809,439
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	7,435,478	902,444
Ser. 15-79, Class MI, IO, 4.00%, 5/20/44	1,914,507	180,090
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44	5,972,812	1,094,659
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	3,911,622	654,786
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43	823,686	19,966
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	2,482,083	388,219
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43	2,968,270	465,988
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	4,841,756	743,625
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,819,770	311,975
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	4,223,655	385,814
Ser. 21-8, Class VI, IO, 3.50%, 12/20/50	27,698,194	4,407,084
Ser. 19-110, Class PI, IO, 3.50%, 9/20/49	9,489,616	1,486,842
Ser. 18-21, Class AI, IO, 3.50%, 2/20/48	1,370,334	153,879
Ser. 17-139, Class IG, IO, 3.50%, 9/20/47	1,341,402	182,240
Ser. 16-79, IO, 3.50%, 6/20/46	3,355,471	444,331
Ser. 15-131, Class CI, IO, 3.50%, 9/20/45	3,597,706	530,675
Ser. 15-131, Class MI, IO, 3.50%, 9/20/45	5,654,703	899,072
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	6,698,483	802,799
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	3,983,105	513,210
Ser. 13-28, IO, 3.50%, 2/20/43	1,515,548	185,230
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	3,487,383	387,692
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	3,588,093	412,344
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	15,976,118	2,628,471
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	10,605,430	1,677,192
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	2,478,050	197,600
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	3,920,613	235,252
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	5,993,738	438,681
Ser. 15-17, Class LI, IO, 3.50%, 5/16/40	932,251	7,272
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	4,327,265	175,812
Ser. 18-H01, IO, 3.332%, 12/20/67(WAC)	17,435,697	756,116
Ser. 18-H04, IO, 3.227%, 2/20/68(WAC)	31,759,903	1,576,498
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	30,607,970	4,772,870
Ser. 18-H02, Class HI, IO, 2.759%, 1/20/68(WAC)	41,725,250	2,238,237
Ser. 18-H02, Class EI, IO, 2.678%, 1/20/68(WAC)	50,754,579	2,580,398
Ser. 17-H02, Class BI, IO, 2.674%, 1/20/67(WAC)	16,086,092	493,907
Ser. 17-H03, Class EI, IO, 2.652%, 1/20/67(WAC)	18,026,122	960,528
Ser. 18-H01, Class XI, IO, 2.624%, 1/20/68(WAC)	27,679,595	1,814,942
Ser. 17-H06, Class BI, IO, 2.474%, 2/20/67(WAC)	34,161,590	1,210,297
Ser. 18-H05, Class BI, IO, 2.473%, 2/20/68(WAC)	48,616,542	2,564,124
IFB Ser. 13-9, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.75%), 2.397%, 1/20/43	15,116,361	1,828,000
Ser. 16-H04, Class HI, IO, 2.371%, 7/20/65(WAC)	31,871,748	1,026,270
Ser. 18-H03, Class XI, IO, 2.281%, 2/20/68(WAC)	64,323,891	3,188,008
Ser. 17-H06, Class MI, IO, 2.189%, 2/20/67(WAC)	27,295,571	1,027,678
Ser. 18-H05, Class AI, IO, 2.101%, 2/20/68(WAC)	40,470,864	2,228,401
Ser. 17-H08, Class NI, IO, 2.097%, 3/20/67(WAC)	35,676,737	1,474,370
IFB Ser. 20-61, Class SF, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.44%), 2.087%, 7/20/43	16,230,454	1,663,446
IFB Ser. 21-98, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.947%, 6/20/51	3,904,333	455,089
IFB Ser. 21-77, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.947%, 5/20/51	34,556,801	4,125,222
IFB Ser. 21-42, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.947%, 3/20/51	34,416,298	2,677,591
IFB Ser. 18-105, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.897%, 8/20/48	15,364,925	1,395,189
IFB Ser. 18-91, Class SH, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.897%, 7/20/48	11,756,196	1,059,330
IFB Ser. 18-104, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.847%, 8/20/48	14,752,083	1,258,087
IFB Ser. 18-100, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.847%, 7/20/48	11,694,026	1,006,750
IFB Ser. 18-89, Class LS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.847%, 6/20/48	10,745,051	968,956
IFB Ser. 18-67, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.847%, 5/20/48	9,833,886	899,342
IFB Ser. 17-160, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.847%, 10/20/43	17,052,784	1,662,544
Ser. 15-H23, Class DI, IO, 1.827%, 9/20/65(WAC)	25,062,829	1,373,443
IFB Ser. 20-97, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.797%, 7/20/50	2,558,604	332,398
IFB Ser. 18-139, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.797%, 10/20/48	1,482,427	124,132
IFB Ser. 13-129, Class SN, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.797%, 9/20/43	3,107,074	285,105
IFB Ser. 13-152, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.797%, 5/20/41	12,870,185	1,237,516
IFB Ser. 10-20, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.797%, 2/20/40	3,229,006	297,811
Ser. 15-H15, Class AI, IO, 1.795%, 6/20/65(WAC)	32,033,175	1,556,812
Ser. 15-H12, Class AI, IO, 1.795%, 5/20/65(WAC)	54,752,656	2,365,315
Ser. 17-H10, Class MI, IO, 1.787%, 4/20/67(WAC)	56,967,553	1,578,002
Ser. 17-H09, IO, 1.762%, 4/20/67(WAC)	29,310,928	872,763
IFB Ser. 20-63, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.747%, 4/20/50	2,819,041	320,853
IFB Ser. 19-96, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.747%, 8/20/49	1,469,092	142,840
IFB Ser. 19-83, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.747%, 7/20/49	1,535,580	140,721
IFB Ser. 18-164, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.747%, 12/20/48	23,324,913	2,140,855
IFB Ser. 16-77, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.747%, 10/20/45	12,110,494	1,194,649
IFB Ser. 14-46, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.747%, 3/20/44	6,440,892	618,390
IFB Ser. 14-4, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.747%, 1/20/44	10,108,064	1,016,194
IFB Ser. 13-182, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.747%, 12/20/43	3,686,219	415,596
FRB Ser. 15-H08, Class CI, IO, 1.74%, 3/20/65(WAC)	41,204,466	1,705,865
Ser. 17-H06, Class DI, IO, 1.706%, 2/20/67(WAC)	22,628,296	866,664
IFB Ser. 20-15, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.697%, 2/20/50	3,798,764	265,282
IFB Ser. 20-7, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.697%, 1/20/50	28,299,187	2,726,260
IFB Ser. 19-125, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.697%, 10/20/49	8,253,927	1,129,114
IFB Ser. 19-99, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.697%, 8/20/49	3,444,278	297,418
IFB Ser. 19-78, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.697%, 6/20/49	3,185,204	232,387
IFB Ser. 19-6, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.697%, 1/20/49	14,018,522	1,149,336
Ser. 15-H23, Class BI, IO, 1.696%, 9/20/65(WAC)	45,181,703	1,748,531
Ser. 15-H03, Class CI, IO, 1.648%, 1/20/65(WAC)	47,712,126	1,951,426
Ser. 16-H16, Class EI, IO, 1.64%, 6/20/66(WAC)	26,093,135	1,108,958
Ser. 16-H14, IO, 1.613%, 6/20/66(WAC)	28,874,345	1,023,970
Ser. 14-H25, Class BI, IO, 1.611%, 12/20/64(WAC)	31,765,521	1,048,485
Ser. 16-H18, IO, 1.602%, 8/20/66(WAC)	30,982,031	1,047,688
Ser. 17-H11, Class DI, IO, 1.591%, 5/20/67(WAC)	17,671,091	902,777
Ser. 17-H03, Class HI, IO, 1.587%, 1/20/67(WAC)	44,597,121	1,505,515
Ser. 15-H01, Class BI, IO, 1.501%, 1/20/65(WAC)	23,308,640	762,379
Ser. 17-H12, Class QI, IO, 1.437%, 5/20/67(WAC)	28,635,016	1,071,780
Ser. 14-H06, Class BI, IO, 1.425%, 2/20/64(WAC)	24,279,324	478,861
Ser. 17-H11, Class TI, IO, 1.274%, 4/20/67(WAC)	19,642,043	1,186,380
Ser. 12-H29, Class AI, IO, 1.274%, 10/20/62(WAC)	8,278,205	145,969
Ser. 12-H29, Class FI, IO, 1.274%, 10/20/62(WAC)	8,278,205	145,969
IFB Ser. 14-119, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.60%), 1.247%, 8/20/44	8,800,853	693,843
Ser. 16-H22, Class AI, IO, 1.102%, 10/20/66(WAC)	27,287,866	950,682
Ser. 16-H23, Class NI, IO, 1.057%, 10/20/66(WAC)	65,590,001	2,164,470
Ser. 16-H24, Class JI, IO, 0.988%, 11/20/66(WAC)	14,456,960	704,939
Ser. 15-H18, Class BI, IO, 0.754%, 7/20/65(WAC)	25,152,617	943,223
Ser. 17-H18, Class FI, IO, 0.737%, 9/20/67(WAC)	28,139,206	1,789,434
Ser. 15-H20, Class BI, IO, 0.706%, 8/20/65(WAC)	30,889,033	994,627
Ser. 16-H17, Class KI, IO, 0.689%, 7/20/66(WAC)	15,147,984	611,415
Ser. 15-H24, Class AI, IO, 0.623%, 9/20/65(WAC)	22,489,212	641,977
Ser. 15-H15, Class BI, IO, 0.573%, 6/20/65(WAC)	45,145,986	1,679,430
Ser. 17-H16, Class JI, IO, 0.492%, 8/20/67(WAC)	27,952,143	1,505,974
Ser. 17-H16, IO, 0.221%, 8/20/67	26,028,785	1,540,930
Ser. 17-H20, Class HI, IO, 0.217%, 10/20/67(WAC)	25,396,093	1,434,657
Ser. 17-H05, Class CI, IO, 0.057%, 2/20/67(WAC)	4,063,385	192,162
Ser. 18-H15, Class EI, IO, 0.032%, 8/20/68(WAC)	42,195,171	2,215,247
Ser. 15-H10, Class BI, IO, 0.03%, 4/20/65(WAC)	23,231,878	896,751
Ser. 16-H27, Class EI, IO, 0.018%, 12/20/66(WAC)	20,988,350	621,695
Ser. 16-H08, Class AI, IO, 0.004%, 8/20/65(WAC)	27,944,278	748,906
Ser. 16-H06, Class CI, IO, 0.001%, 2/20/66(WAC)	27,191,729	478,276
Ser. 20-H12, Class IH, IO, zero %, 7/20/70(WAC)	43,609,583	2,505,240

		232,610,038
Commercial mortgage-backed securities (11.2%)
Barclays Commercial Mortgage Trust 144A Ser. 19-C5, Class D, 2.50%, 11/15/52	282,000	178,437
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	308,000	148,528
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	5,311	5,125
Benchmark Mortgage Trust 144A FRB Ser. 18-B3, Class D, 3.036%, 4/10/51(WAC)	3,322,000	2,221,993
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44(WAC)	5,915,000	3,899,653
CD Commercial Mortgage Trust FRB Ser. 17-CD3, Class C, 4.547%, 2/10/50(WAC)	205,000	155,720
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	4,873,000	3,436,064
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	13,980,000	11,719,030
Citigroup Commercial Mortgage Trust Ser. 13-GC11, Class C, 4.134%, 4/10/46(WAC)	2,758,000	2,708,605
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 15-GC27, Class D, 4.418%, 2/10/48(WAC)	242,000	211,849
Ser. 15-P1, Class D, 3.225%, 9/15/48	901,000	737,392
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	224,062	223,644
FRB Ser. 14-CR16, Class C, 4.917%, 4/10/47(WAC)	389,000	352,071
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 4.845%, 5/10/47(WAC)	360,000	246,514
FRB Ser. 14-UBS3, Class D, 4.766%, 6/10/47(WAC)	165,000	148,081
FRB Ser. 13-CR7, Class D, 4.366%, 3/10/46(WAC)	291,000	261,173
FRB Ser. 13-CR9, Class D, 4.289%, 7/10/45(WAC)	192,000	169,219
Ser. 12-LC4, Class E, 4.25%, 12/10/44	10,009,000	3,322,988
FRB Ser. 15-LC19, Class E, 4.215%, 2/10/48(WAC)	3,181,000	2,637,937
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.816%, 2/15/41(WAC)	10,781,406	3,956,776
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 7.479%, 9/9/24	2,015,000	2,008,703
CSAIL Commercial Mortgage Trust FRB Ser. 20-C19, Class C, 3.614%, 3/15/53(WAC)	2,053,000	1,534,642
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.758%, 4/15/50(WAC)	272,000	182,421
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 7.928%, 11/25/51	1,650,000	1,448,162
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.339%, 2/10/46(WAC)	273,000	271,619
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	401,000	367,110
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	15,515,000	10,114,667
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C22, Class C, 4.547%, 9/15/47(WAC)	248,000	223,356
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.735%, 2/15/47(WAC)	9,906,000	6,913,269
FRB Ser. 14-C19, Class C19, 4.647%, 4/15/47(WAC)	2,145,000	1,956,763
FRB Ser. 14-C18, Class E, 4.235%, 2/15/47(WAC)	7,852,000	4,367,361
FRB Ser. 14-C23, Class D, 3.982%, 9/15/47(WAC)	301,000	255,887
FRB Ser. 14-C25, Class D, 3.936%, 11/15/47(WAC)	7,740,000	5,243,687
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	15,725,000	9,465,962
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	254,000	195,914
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.231%, 4/15/46(WAC)	431,000	310,776
Ser. 13-LC11, Class B, 3.499%, 4/15/46	180,000	152,784
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	13,371,809	8,269,127
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	60,277	1
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class C, 4.536%, 11/15/45(WAC)	2,604,000	2,477,862
Ser. 14-C19, Class C, 4.00%, 12/15/47	1,678,000	1,511,152
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.398%, 8/15/46(WAC)	650,000	45,333
FRB Ser. 15-C23, Class D, 4.142%, 7/15/50(WAC)	4,095,000	3,460,536
FRB Ser. 13-C9, Class D, 4.102%, 5/15/46(WAC)	389,000	341,729
FRB Ser. 13-C10, Class F, 4.07%, 7/15/46(WAC)	254,000	53,410
Ser. 14-C17, Class E, 3.50%, 8/15/47	9,096,000	6,543,499
Ser. 14-C19, Class D, 3.25%, 12/15/47	3,933,000	3,396,905
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	1,336,155	1,231,041
FRB Ser. 18-H3, Class C, 4.863%, 7/15/51(WAC)	2,271,437	1,982,691
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.164%, 3/15/45(WAC)	1,518,011	1,404,161
FRB Ser. 12-C4, Class E, 5.164%, 3/15/45(WAC)	7,066,000	5,158,180
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.139%, 3/25/50	568,000	524,573
FRB Ser. 19-01, Class M10, 7.639%, 10/25/49	460,327	432,194
PFP, Ltd. 144A FRB Ser. 21-8, Class A, 5.326%, 8/9/37 (Cayman Islands)	287,913	276,457
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 6.79%, 6/25/37	3,604,878	3,581,107
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 7.575%, 1/19/37	2,575,000	2,491,313
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	4,414,162	44
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	6,847,000	68
Ser. 13-C6, Class E, 3.50%, 4/10/46	7,734,000	7,292,629
Wells Fargo Commercial Mortgage Trust FRB Ser. 15-C29, Class D, 4.218%, 6/15/48(WAC)	2,716,000	2,303,978
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.498%, 9/15/58(WAC)	282,000	236,426
FRB Ser. 13-LC12, Class D, 4.296%, 7/15/46(WAC)	11,277,111	4,552,972
Ser. 14-LC16, Class D, 3.938%, 8/15/50	11,010,000	1,766,673
Ser. 16-C33, Class D, 3.123%, 3/15/59	371,000	291,753
Ser. 19-C53, Class D, 2.50%, 10/15/52	250,000	152,574
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	180,000	155,326
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.024%, 3/15/46(WAC)	1,796,000	1,720,555
FRB Ser. 13-UBS1, Class E, 5.024%, 3/15/46(WAC)	2,518,000	2,387,671
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	8,644,000	86
FRB Ser. 12-C9, Class E, 4.774%, 11/15/45(WAC)	265,000	264,464
FRB Ser. 13-C15, Class D, 4.529%, 8/15/46(WAC)	22,811,996	13,513,149
FRB Ser. 12-C10, Class D, 4.422%, 12/15/45(WAC)	12,891,000	9,465,342
Ser. 13-C12, Class E, 3.50%, 3/15/48	245,000	234,588

		169,273,451
Residential mortgage-backed securities (non-agency) (10.2%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 4.579%, 5/25/47	6,745,438	3,676,785
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 3.991%, 11/27/36(WAC)	5,302,599	3,446,689
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 3.899%, 9/25/35(WAC)	1,359,397	1,099,782
FRB Ser. 05-8, Class 21A1, 3.354%, 10/25/35(WAC)	50,446	41,632
Bear Stearns Asset Backed Securities I Trust FRB Ser. 05-HE8, Class M3, (ICE LIBOR USD 1 Month + 1.95%), 6.339%, 8/25/35	301,884	292,815
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (ICE LIBOR USD 1 Month + 0.23%), 4.849%, 9/25/46	3,592,764	2,575,196
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1, (ICE LIBOR USD 1 Month + 4.75%), 9.139%, 10/25/27 (Bermuda)	150,000	150,544
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (ICE LIBOR USD 1 Month + 0.18%), 4.569%, 11/25/47	2,056,002	1,681,199
Citigroup Mortgage Loan Trust 144A Ser. 22-A, Class A1, 6.17%, 9/25/62	200,947	197,941
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (ICE LIBOR USD 1 Month + 0.35%), 4.739%, 3/25/37	5,489,828	4,508,110
FRB Ser. 07-AMC3, Class A2B, (ICE LIBOR USD 1 Month + 0.18%), 4.569%, 3/25/37	943,601	774,876
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	410,000	363,032
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, (ICE LIBOR USD 1 Month + 0.70%), 5.089%, 9/25/35	494,150	419,166
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 5.013%, 11/20/35	9,993,631	8,730,425
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD 1 Month + 0.43%), 4.814%, 12/25/35	341,379	231,047
FRB Ser. 06-OA10, Class 2A1, (ICE LIBOR USD 1 Month + 0.38%), 4.769%, 8/25/46	2,109,111	1,700,237
FRB Ser. 06-OA10, Class 3A1, (ICE LIBOR USD 1 Month + 0.38%), 4.769%, 8/25/46	3,666,643	3,087,757
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 4.769%, 8/25/46	7,746,789	6,118,402
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 3.008%, 8/25/46	2,379,217	2,065,933
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 2.988%, 6/25/46	251,773	205,544
FRB Ser. 06-OA7, Class 1A1, 2.746%, 6/25/46(WAC)	2,090,302	1,874,374
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (ICE LIBOR USD 1 Month + 2.85%), 7.239%, 1/25/30	686,000	622,297
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (ICE LIBOR USD 1 Month + 10.50%), 14.889%, 5/25/28	6,316,385	6,556,284
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (ICE LIBOR USD 1 Month + 10.00%), 14.389%, 7/25/28	2,084,928	2,180,442
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (ICE LIBOR USD 1 Month + 9.35%), 13.739%, 4/25/28	4,560,160	4,681,532
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (ICE LIBOR USD 1 Month + 7.55%), 11.939%, 12/25/27	7,802,920	7,792,691
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (ICE LIBOR USD 1 Month + 5.15%), 9.539%, 10/25/29	250,000	264,246
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (ICE LIBOR USD 1 Month + 4.95%), 9.339%, 7/25/29	250,000	263,152
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M3, (ICE LIBOR USD 1 Month + 4.50%), 8.889%, 2/25/24	222,771	224,836
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	1,710,000	1,513,719
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (ICE LIBOR USD 1 Month + 12.25%), 16.639%, 2/25/49	570,000	619,662
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 15.428%, 10/25/50	256,000	281,600
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.00%), 15.389%, 10/25/48	2,017,000	2,179,819
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (ICE LIBOR USD 1 Month + 10.75%), 15.139%, 1/25/49	111,000	120,311
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class B2, (US 30 Day Average SOFR + 11.00%), 14.928%, 3/25/42	4,969,000	4,409,988
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (ICE LIBOR USD 1 Month + 10.50%), 14.889%, 3/25/49	2,996,000	3,209,353
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 14.389%, 8/25/50	448,000	486,640
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 14.389%, 7/25/50	3,318,000	3,591,736
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (ICE LIBOR USD 1 Month + 9.35%), 13.739%, 6/25/50	239,000	252,743
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (ICE LIBOR USD 1 Month + 7.75%), 12.139%, 9/25/48	408,000	404,454
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (ICE LIBOR USD 1 Month + 4.25%), 8.639%, 10/25/48	753,000	770,702
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD 1 Month + 3.10%), 7.489%, 3/25/50	443,192	447,721
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	5,008,000	4,271,657
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	175,520	170,967
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (ICE LIBOR USD 1 Month + 12.25%), 16.639%, 9/25/28	12,304,319	13,574,634
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.139%, 10/25/28	7,685,118	8,331,053
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.139%, 8/25/28	5,404,048	5,845,359
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (ICE LIBOR USD 1 Month + 10.75%), 15.139%, 1/25/29	444,257	463,826
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (ICE LIBOR USD 1 Month + 10.25%), 14.639%, 1/25/29	148,255	154,176
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (ICE LIBOR USD 1 Month + 9.25%), 13.639%, 4/25/29	416,274	418,386
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 9.889%, 9/25/29	395,000	428,404
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 9.689%, 10/25/28	91,097	95,737
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month + 4.85%), 9.239%, 10/25/29	393,000	414,038
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 8.889%, 12/25/30	368,000	382,138
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 8.839%, 5/25/30	28,000	28,816
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 8.839%, 2/25/30	70,000	71,794
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 8.689%, 2/25/25	37,406	38,741
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (ICE LIBOR USD 1 Month + 4.25%), 8.639%, 1/25/31	217,000	223,380
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.10%), 8.489%, 3/25/31	1,624,000	1,646,430
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 8.389%, 5/25/25	151,044	155,310
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1, (ICE LIBOR USD 1 Month + 3.75%), 8.139%, 3/25/31	313,000	313,665
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1, (ICE LIBOR USD 1 Month + 3.75%), 8.139%, 10/25/30	500,000	505,000
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (ICE LIBOR USD 1 Month + 3.60%), 7.989%, 1/25/30	320,000	323,721
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class B1, (ICE LIBOR USD 1 Month + 9.25%), 13.639%, 11/25/39	4,100,000	3,918,974
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (ICE LIBOR USD 1 Month + 6.75%), 11.139%, 2/25/40	1,645,000	1,468,936
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (ICE LIBOR USD 1 Month + 5.75%), 10.139%, 7/25/29	3,761,000	4,127,014
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1B2, (US 30 Day Average SOFR + 6.00%), 9.928%, 10/25/41	185,000	165,575
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (ICE LIBOR USD 1 Month + 5.25%), 9.639%, 6/25/39	526,670	542,141
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (ICE LIBOR USD 1 Month + 4.10%), 8.489%, 9/25/31	314,000	318,932
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 8.428%, 1/25/42	1,471,000	1,390,095
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (ICE LIBOR USD 1 Month + 3.65%), 8.039%, 2/25/40	239,000	236,045
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (ICE LIBOR USD 1 Month + 3.00%), 7.389%, 1/25/40	126,000	113,280
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 6.928%, 1/25/42	3,600,000	3,394,127
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 6.839%, 7/25/31	73,987	73,802
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (ICE LIBOR USD 1 Month + 0.36%), 4.749%, 5/25/36	9,161,788	2,287,683
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (ICE LIBOR USD 1 Month + 0.31%), 4.699%, 5/25/37	4,095,114	2,939,196
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (ICE LIBOR USD 1 Month + 0.52%), 4.859%, 5/19/35	10,589,212	3,566,317
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (ICE LIBOR USD 1 Month + 0.20%), 4.789%, 6/25/37	4,012,884	1,683,221
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (ICE LIBOR USD 1 Month + 0.23%), 2.702%, 2/26/37	136,391	116,293
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (ICE LIBOR USD 1 Month + 4.35%), 8.739%, 7/25/29 (Bermuda)	383,000	386,387
FRB Ser. 19-1A, Class B1A, (ICE LIBOR USD 1 Month + 3.50%), 7.889%, 7/25/29 (Bermuda)	317,000	312,913
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1A, (ICE LIBOR USD 1 Month + 0.21%), 4.809%, 8/25/36	5,266,559	4,265,912
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1, Class A1, 2.734%, 3/25/23(WAC)	896,842	854,937
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	256,000	218,572
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	240,000	188,222
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C3, (ICE LIBOR USD 1 Month + 0.98%), 5.369%, 10/25/45	96,100	87,284
FRB Ser. 05-AR10, Class 1A3, 3.833%, 9/25/35(WAC)	111,453	95,085

		154,723,589

Total mortgage-backed securities (cost $670,328,463)		$556,607,078

CORPORATE BONDS AND NOTES (15.8%)(a)
		Principal amount	Value
Basic materials (1.5%)
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		$160,000	$156,405
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		30,000	28,022
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		1,200,000	1,143,271
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		320,000	278,521
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		260,000	244,204
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		615,000	498,598
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		1,000,000	924,717
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		95,000	92,306
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		1,040,000	1,025,779
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		4,755,000	4,068,026
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		25,000	21,748
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		37,000	32,740
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		50,000	46,570
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		50,000	46,669
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		317,000	285,947
HTA Group, Ltd./Mauritius company guaranty sr. unsec. notes Ser. REGS, 7.00%, 12/18/25 (Tanzania)		1,290,000	1,190,025
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		5,290,000	4,271,675
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	1,290,000	753,795
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$140,000	120,938
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		1,300,000	1,073,944
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		30,000	29,399
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		25,000	24,309
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		100,000	94,719
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		265,000	221,543
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		175,000	142,869
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		65,000	57,627
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		434,000	389,085
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		1,000,000	759,206
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29		2,064,000	1,960,800
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		80,000	66,500
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		2,669,000	2,628,965
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		443,000	392,556

			23,071,478
Capital goods (1.2%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		50,000	41,125
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		332,000	307,877
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		65,000	61,663
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		90,000	76,725
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		500,000	502,645
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		59,000	59,136
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		138,000	142,072
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		1,000,000	875,250
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		90,000	86,068
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27		2,000,000	2,107,500
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		3,820,000	2,969,668
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		454,000	385,900
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		1,000,000	746,191
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		285,000	246,440
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		110,000	94,875
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		185,000	175,329
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		2,275,000	1,958,047
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		68,000	66,161
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		692,000	649,823
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		1,405,000	1,225,512
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		940,000	826,514
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		1,195,000	1,178,497
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		2,347,000	1,994,950
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		142,000	125,400
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		100,000	101,297
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		1,121,000	1,135,026

			18,139,691
Communication services (0.8%)
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		500,000	381,265
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		4,273,000	3,863,945
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		1,711,000	1,530,763
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		1,000,000	929,234
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		276,000	220,283
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		345,000	290,606
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		1,585,000	737,025
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		945,000	877,499
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		1,000,000	827,260
Lumen Technologies, Inc. 144A sr. unsec. unsub. notes 4.50%, 1/15/29		1,935,000	1,335,560
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		600,000	631,384
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		347,000	351,853
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		940,000	776,749
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		22,000	22,210
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	100,000	107,468

			12,883,104
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.099%, perpetual maturity		$1,000,000	982,443

			982,443
Consumer cyclicals (3.0%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		775,000	659,104
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		49,000	43,066
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		1,225,000	1,209,320
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		12,000	12,782
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		1,695,000	1,590,593
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		1,500,000	900,000
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		870,000	694,195
Block, Inc. sr. unsec. notes 2.75%, 6/1/26		1,000,000	893,400
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		45,000	41,912
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		2,495,000	2,442,371
Carnival Corp. 144A notes 10.50%, 2/1/26		50,000	50,238
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		1,750,000	1,249,570
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		1,000,000	953,750
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		355,000	358,485
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		1,000,000	814,950
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A company guaranty notes 5.375%, 8/15/26		115,000	13,513
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		1,034,000	935,231
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		2,260,000	1,855,098
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		1,000,000	885,310
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		1,000,000	812,548
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		1,165,000	1,004,192
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		235,000	206,499
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		70,000	67,797
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		215,000	194,835
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		2,500,000	2,126,069
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25		26,000	24,319
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		47,000	35,375
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	1,400,000	1,271,077
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$1,675,000	1,329,431
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		35,000	32,361
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		880,000	711,855
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		1,045,000	917,850
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	18,388
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		1,495,000	1,256,353
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		1,000,000	826,968
Moody's Corp. sr. unsec. bonds 3.10%, 11/29/61		500,000	314,682
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		5,211,000	4,911,368
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		77,000	70,070
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		1,050,000	910,759
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28		1,000,000	905,507
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		790,000	681,916
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		94,000	104,462
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		20,000	20,552
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		751,000	748,091
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		131,000	106,110
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		87,000	82,197
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		2,485,000	1,938,721
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		115,000	100,085
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		690,000	396,750
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		45,000	38,944
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		590,000	443,977
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		495,000	456,753
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		145,000	130,484
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		1,530,000	1,330,154
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		1,000,000	933,478
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		167,000	159,602
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		600,000	471,000
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		1,000,000	865,009
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		853,000	769,808
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		2,019,000	1,730,545

			45,059,829
Consumer staples (0.7%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		80,000	71,600
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		580,000	517,627
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		2,208,000	1,852,490
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		16,000	13,627
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		1,000,000	932,750
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		54,000	51,840
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		695,000	658,513
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		505,000	446,016
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		151,000	138,920
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		1,345,000	1,031,432
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		22,000	17,960
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		840,000	748,826
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	110,000	108,987
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25		$15,000	15,189
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		80,000	77,247
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		2,159,000	2,188,211
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		50,000	48,500
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		55,000	53,488
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		730,000	686,781
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		50,000	41,925
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		955,000	876,213

			10,578,142
Energy (4.7%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		780,000	789,568
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		3,946,000	3,270,100
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		32,000	28,802
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		2,815,000	2,575,725
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		32,000	33,241
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		1,590,000	1,498,158
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		5,275,000	4,743,393
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		1,075,000	915,212
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		10,000	7,947
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		75,000	64,478
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		1,476,000	1,352,400
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		109,000	101,464
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		50,000	49,598
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		41,000	41,328
Ecopetrol SA sr. unsec. unsub. notes 6.875%, 4/29/30 (Colombia)		1,800,000	1,632,299
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		3,181,000	2,907,403
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		1,569,000	1,502,349
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		1,818,000	1,731,642
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		145,000	136,120
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		86,000	79,524
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		345,000	294,948
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		392,000	381,841
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		171,000	155,697
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)		450,000	407,813
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		1,795,000	1,683,321
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		1,500,000	1,430,415
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		922,000	933,514
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		325,000	314,826
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		2,191,000	2,144,103
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		8,248,000	8,412,960
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25		197,000	196,286
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		1,510,000	1,607,223
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		830,000	834,770
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		627,000	561,961
Permian Resources Operating LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		1,000,000	910,285
Pertamina Persero PT sr. unsec. unsub. bonds Ser. REGS, 6.00%, 5/3/42 (Indonesia)		2,580,000	2,458,955
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		208,000	208,819
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		2,024,000	1,924,217
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		138,000	137,153
Petroleos del Peru SA sr. unsec. unsub. bonds Ser. REGS, 4.75%, 6/19/32 (Peru)		2,670,000	2,063,643
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		2,023,000	1,531,103
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)		2,870,000	2,372,033
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		7,306,000	5,737,015
Petronas Capital, Ltd. company guaranty sr. unsec. bonds Ser. REGS, 4.55%, 4/21/50 (Malaysia)		876,000	777,435
Petronas Capital, Ltd. company guaranty sr. unsec. unsub. bonds Ser. REGS, 2.48%, 1/28/32 (Malaysia)		1,980,000	1,635,163
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		798,000	772,065
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		1,540,000	1,409,024
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		88,000	84,763
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		390,000	378,632
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		20,000	19,175
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25		809,000	776,632
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		179,000	152,972
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		2,780,000	2,535,413
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		2,680,000	2,484,521
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		386,400	378,672
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		59,500	57,901
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		30,000	28,485

			71,654,505
Financials (1.6%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		85,000	78,111
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		25,000	22,391
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		375,000	387,130
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	1,000,000	963,148
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		$80,000	76,216
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		1,074,000	633,660
Credit Suisse AG sr. unsec. notes 4.75%, 8/9/24		1,000,000	954,842
Credit Suisse Group AG 144A jr. unsec. sub. FRN 7.50%, perpetual maturity (Switzerland)		1,245,000	1,083,150
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)		1,400,000	1,187,300
Deutsche Bank AG sr. unsec. unsub. notes Ser. E, 0.962%, 11/8/23 (Germany)		1,000,000	962,129
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	103,000
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		1,245,000	1,119,849
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		886,000	815,120
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		30,000	28,779
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		60,000	53,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		1,450,000	1,327,620
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		980,000	828,737
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		1,230,000	1,226,839
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		56,000	55,579
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		97,000	95,053
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)		7,050,000	6,411,552
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		192,000	155,013
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		20,000	18,791
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		85,000	71,402
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		1,240,000	964,100
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		788,000	642,544
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		40,000	38,035
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		176,000	143,951
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		1,430,000	1,288,750
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		1,000,000	888,334
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		35,000	33,352
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	1,000,000	1,026,144

			23,683,721
Health care (1.1%)
180 Medical, Inc. 144A company guaranty sr. unsec. notes 3.875%, 10/15/29		$300,000	258,000
Bausch Health Cos., Inc. 144A company guaranty sr. sub. notes 11.00%, 9/30/28		322,000	251,110
Bausch Health Cos., Inc. 144A company guaranty sub. notes 14.00%, 10/15/30		64,000	37,993
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		1,692,000	1,387,016
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		135,000	123,368
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		50,000	43,375
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		50,000	44,000
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		1,750,000	899,435
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28		1,960,000	1,864,960
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		90,000	88,999
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		45,000	38,811
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		1,978,000	1,762,695
Laboratoire Eimer Selarl company guaranty sr. unsec. notes Ser. REGS, 5.00%, 2/1/29 (France)	EUR	1,405,000	1,145,282
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)		$2,500,000	1,662,500
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		695,000	554,124
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		120,000	112,503
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		585,000	475,551
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		465,000	391,635
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		23,000	22,431
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		1,125,000	1,046,520
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		840,000	794,340
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		435,000	376,841
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		700,000	666,960
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 7.125%, 1/31/25 (Israel)		795,000	790,540
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		970,000	945,750
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		650,000	637,054
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		1,115,000	992,960

			17,414,753
Technology (0.6%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		400,000	312,841
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		2,253,000	1,901,003
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		401,000	347,913
NCR Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29		1,000,000	836,323
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29		1,547,000	1,303,009
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		1,060,000	906,300
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		740,000	587,083
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		945,000	767,718
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		2,008,000	1,687,488

			8,649,678
Transportation (0.1%)
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		150,000	140,996
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		535,000	465,822
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		535,000	495,905

			1,102,723
Utilities and power (0.4%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		924,000	688,452
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		23,000	20,578
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		33,000	29,007
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		19,000	18,098
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		1,135,000	1,012,395
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		244,000	181,170
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		6,000	5,949
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		135,000	130,023
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		1,770,000	1,329,358
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		1,046,000	923,346
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		787,000	721,286
ReNew Wind Energy AP2/ReNew Power Pvt, Ltd. other 9 Subsidiaries company guaranty sr. notes Ser. REGS, 4.50%, 7/14/28 (India)		520,000	437,403
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		40,000	36,034
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		145,000	139,696
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		60,000	55,686

			5,728,481

Total corporate bonds and notes(cost $270,990,954)			$238,948,548

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.2%)(a)
		Principal amount	Value
Bahrain (Kingdom of) sr. unsec. notes Ser. REGS, 7.375%, 5/14/30 (Bahrain)		$1,462,000	$1,483,971
Brazil (Federal Republic of) sr. unsec. unsub. bonds 8.25%, 1/20/34 (Brazil)		2,280,000	2,553,600
Colombia (Republic of) sr. unsec. unsub. bonds 7.375%, 9/18/37 (Colombia)		990,000	931,188
Colombia (Republic of) sr. unsec. unsub. notes 4.00%, 2/26/24 (Colombia)		810,000	789,721
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 6.99%, 6/1/27 (Argentina)		2,193,000	1,462,800
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		635,000	616,673
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d'lvoire)	EUR	11,460,000	9,630,974
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		$7,187,000	6,378,463
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Cote d'lvoire)	EUR	280,000	251,563
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		$4,251,000	4,102,215
Cote d'lvoire (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Cote d'lvoire)	EUR	250,000	224,206
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		$2,010,000	1,789,533
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		4,929,000	4,091,440
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		10,253,000	10,346,104
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		1,050,000	1,010,539
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		300,000	297,351
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		230,000	195,803
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 8.50%, 1/31/47 (Egypt)		1,152,000	766,057
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)		2,240,000	1,587,555
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		2,448,000	1,787,064
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		6,250,000	5,078,019
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%, 3/26/32 (Ghana) (In default)(NON)		1,820,000	652,925
Ghana (Republic of) sr. unsec. notes Ser. REGS, 7.625%, 5/16/29 (Ghana) (In default)(NON)		5,190,000	1,907,325
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana) (In default)(NON)		9,230,000	3,703,539
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 7.75%, 4/7/29 (Ghana) (In default)(NON)		1,500,000	549,375
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana) (In default)(NON)		2,440,000	915,000
Guatemala (Republic of) unsec. notes Ser. REGS, 5.25%, 8/10/29 (Guatemala)		670,000	645,713
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		337,000	301,621
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		7,335,000	7,188,029
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		550,000	516,307
Indonesia (Republic of) sr. unsec. unsub. notes 3.55%, 3/31/32 (Indonesia)		1,745,000	1,581,387
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		4,400,000	4,334,035
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		6,820,000	6,692,146
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		200,000	198,819
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		730,000	852,818
Jordan (Kingdom of) sr. unsec. notes Ser. REGS, 5.85%, 7/7/30 (Jordan)		3,276,000	2,923,863
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		3,120,000	2,683,228
Mongolia (Government of) sr. unsec. notes Ser. REGS, 4.45%, 7/7/31 (Mongolia)		2,097,000	1,615,148
Mongolia (Government of) sr. unsec. unsub. notes Ser. REGS, 8.75%, 3/9/24 (Mongolia)		1,767,000	1,700,745
Morocco (Kingdom of) sr. unsec. bonds Ser. REGS, 3.00%, 12/15/32 (Morocco)		5,334,000	4,240,647
Morocco (Kingdom of) sr. unsec. unsub. bonds Ser. REGS, 5.50%, 12/11/42 (Morocco)		1,479,000	1,270,155
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 11/28/27 (Nigeria)		1,000,000	804,980
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		2,447,000	2,450,010
Panama (Republic of) sr. unsec. unsub. bonds 3.87%, 7/23/60 (Panama)		1,400,000	906,500
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		800,000	704,000
Philippines (Republic of) sr. unsec. unsub. bonds 4.20%, 3/29/47 (Philippines)		924,000	785,621
Philippines (Republic of) sr. unsec. unsub. notes 3.75%, 1/14/29 (Philippines)		2,790,000	2,656,660
Philippines (Republic of) sr. unsec. unsub. notes 3.229%, 3/29/27 (Philippines)		830,000	784,766
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)		1,550,000	1,217,959
Romania (Government of) unsec. bonds Ser. REGS, 6.00%, 5/25/34 (Romania)		860,000	800,187
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		2,518,000	2,077,350
Serbia (Republic of) sr. unsec. unsub. notes Ser. REGS, 2.125%, 12/1/30 (Serbia)		570,000	407,537
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)		1,560,000	1,446,914
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		850,000	806,426
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		10,060,000	6,908,537
Ukraine (Government of) sr. unsec. notes Ser. REGS, 6.876%, 5/21/31 (Ukraine) (In default)(NON)		2,350,000	457,057
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)		2,012,000	1,622,736
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		8,950,000	6,900,650
United Mexican States sr. unsec. unsub. notes 3.75%, 1/11/28 (Mexico)		3,680,000	3,473,110
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)		1,200,000	1,175,806
Uruguay (Oriental Republic of) sr. unsec. notes 4.50%, 8/14/24 (Uruguay)		560,000	558,784
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		2,350,000	2,312,400

Total foreign government and agency bonds and notes (cost $160,757,697)			$139,105,654

CONVERTIBLE BONDS AND NOTES (4.4%)(a)
		Principal amount	Value
Basic materials (—%)
Sika AG cv. sr. unsec. notes Ser. REGS, 0.15%, 6/5/25 (Switzerland)	CHF	440,000	$600,720

			600,720
Capital goods (0.1%)
Axon Enterprise, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/27		$498,000	493,518
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26		193,000	165,691
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25		298,000	350,300
Prysmian SpA cv. sr. unsec. unsub. notes zero %, 2/2/26 (Italy)	EUR	500,000	553,379
Schneider Electric SE cv. sr. unsec. unsub. notes zero %, 6/15/26 (Units) (France)	EUR	2,571	505,778

			2,068,666
Communication services (0.4%)
America Movil BV cv. company guaranty sr. unsec. notes zero %, 3/2/24 (Netherlands)	EUR	700,000	759,968
Cellnex Telecom SA cv. sr. unsec. unsub. notes 0.50%, 7/5/28 (Spain)	EUR	600,000	634,838
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26		$1,439,000	901,534
DISH Network Corp. cv. sr. unsec. notes zero %, 12/15/25		379,000	241,802
Liberty Broadband Corp. 144A cv. sr. unsec. bonds 1.25%, 9/30/50		692,000	667,780
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23		380,000	467,970
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50		845,000	842,682
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49		1,942,000	1,770,134

			6,286,708
Consumer cyclicals (0.7%)
adidas AG 144A cv. sr. unsec. notes 0.05%, 9/12/23 (Germany)	EUR	600,000	627,451
Alarm.com Holdings, Inc. cv. sr. unsec. notes zero %, 1/15/26		$134,000	108,795
Block, Inc. cv. sr. unsec. notes 0.125%, 3/1/25		227,000	215,934
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27		568,000	428,130
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26		495,000	400,704
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25		784,000	1,044,213
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25		386,000	443,900
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28		596,000	368,627
Expedia Group, Inc. company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26		651,000	566,974
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26		1,257,000	1,185,980
Liberty Media Corp. 144A cv. sr. unsec. notes 2.25%, 8/15/27		240,000	229,320
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51		951,000	681,867
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25		36,000	49,395
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25		213,000	214,812
NCL Corp., Ltd. 144A company guaranty cv. sr. unsec. notes 2.50%, 2/15/27		1,008,000	723,240
Nexi SpA cv. sr. unsec. notes Ser. REGS, zero %, 2/24/28 (Italy)	EUR	600,000	459,284
Nexity SA cv. sr. unsec. notes 0.25%, 3/2/25 (Units) (France)	EUR	2,850	182,742
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. unsub. notes 6.00%, 8/15/25		$848,000	1,065,088
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25		756,000	748,913
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26		849,000	787,448
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25		97,000	101,729

			10,634,546
Consumer staples (0.5%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26		1,658,000	1,364,534
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26		571,000	431,676
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26		179,000	146,668
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26		808,000	633,795
Delivery Hero AG cv. sr. unsec. notes 1.50%, 1/15/28 (Germany)	EUR	800,000	585,485
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28		$1,133,000	967,356
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)		224,000	180,641
IAC Financeco 2, Inc. 144A company guaranty cv. sr. unsec. notes 0.875%, 6/15/26		474,000	419,786
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25		421,000	370,673
Sea, Ltd. cv. sr. unsec. unsub. notes 0.25%, 9/15/26 (Singapore)		485,000	355,263
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28		523,000	344,200
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25		696,000	586,210
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26		679,000	509,154
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25		834,000	539,181
Zalando SE cv. sr. unsec. notes 0.05%, 8/6/25 (Germany)	EUR	500,000	460,803
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25		$223,000	212,073

			8,107,498
Energy (0.3%)
BP Capital Markets PLC company guaranty cv. sr. unsec. unsub. notes 1.00%, 4/28/23 (United Kingdom)	GBP	300,000	388,755
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28		$662,000	774,142
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25		398,000	928,136
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25 (Israel)		396,000	491,634
Transocean, Inc. company guaranty cv. sr. unsec. sub. notes 0.50%, 1/30/23		1,277,000	1,227,516

			3,810,183
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)		156,000	152,977
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26		997,304	682,655

			835,632
Health care (0.8%)
Alnylam Pharmaceuticals, Inc. 144A cv. sr. unsec. unsub. notes 1.00%, 9/15/27		426,000	461,145
Ascendis Pharma A/S 144A cv. sr. unsec. notes 2.25%, 4/1/28 (Denmark)		209,000	213,813
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27		966,000	1,038,025
CONMED Corp. 144A cv. sr. unsec. notes 2.25%, 6/15/27		467,000	425,437
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25		940,000	1,022,251
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28		1,500,000	1,175,700
Guardant Health, Inc. cv. sr. unsec. sub. notes zero %, 11/15/27		556,000	345,777
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27		1,475,000	1,427,984
Halozyme Therapeutics, Inc. 144A cv. sr. unsec. notes 1.00%, 8/15/28		99,000	116,634
Illumina, Inc. cv. sr. unsec. notes zero %, 8/15/23		362,000	349,683
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26		556,000	785,072
Integra LifeSciences Holdings Corp. cv. sr. unsec. notes 0.50%, 8/15/25		253,000	245,284
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26		134,000	146,144
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)		1,008,000	992,250
Lantheus Holdings, Inc. 144A cv. company guaranty sr. unsec. unsub. notes 2.625%, 12/15/27		559,000	562,858
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24		185,000	291,653
Novocure, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Jersey)		265,000	233,704
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25		251,000	226,057
QIAGEN NV cv. sr. unsec. unsub. notes Ser. REGS, 1.00%, 11/13/24 (Netherlands)		400,000	472,434
Sarepta Therapeutics, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/15/27		476,000	548,590
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27		628,000	482,426

			11,562,921
Technology (1.2%)
3D Systems Corp. cv. sr. unsec. notes zero %, 11/15/26		388,000	264,616
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27		690,000	664,470
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25		758,000	795,900
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27		844,000	687,016
Bill.com Holdings, Inc. cv. sr. unsec. unsub. notes zero %, 4/1/27		821,000	649,001
Blackline, Inc. cv. sr. unsec. notes zero %, 3/15/26		123,000	104,781
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26		146,000	191,480
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26		566,000	496,100
Cloudflare, Inc. cv. sr. unsec. notes zero %, 8/15/26		488,000	397,720
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)		517,000	547,075
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25		442,000	482,333
DigitalOcean Holdings, Inc. cv. sr. unsec. notes zero %, 12/1/26		464,000	346,840
DocuSign, Inc. cv. sr. unsec. notes zero %, 1/15/24		273,000	256,620
Envestnet, Inc. company guaranty cv. sr. unsec. notes 0.75%, 8/15/25		245,000	221,113
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26		185,000	157,028
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25		341,000	312,356
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25		176,000	162,888
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		79,000	97,328
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27		154,000	184,800
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26		764,000	655,131
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26		505,000	592,114
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26		1,147,000	963,480
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27		341,000	451,825
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		426,000	628,990
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25		286,000	245,066
Perficient, Inc. cv. sr. unsec. notes 0.125%, 11/15/26		456,000	352,260
Rapid7, Inc. cv. sr. unsec. notes 0.25%, 3/15/27		167,000	130,426
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25		860,000	738,526
Shopify, Inc. cv. sr. unsec. notes 0.125%, 11/1/25 (Canada)		395,000	337,231
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25		158,000	197,405
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27		901,000	629,349
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27		1,440,000	1,215,072
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26		1,182,000	951,510
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26		458,000	425,482
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26		570,000	426,646
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24		310,000	311,240
Wix.com, Ltd. cv. sr. unsec. sub. notes zero %, 8/15/25 (Israel)		439,000	369,638
Wolfspeed, Inc. 144A cv. sr. unsec. notes 1.875%, 12/1/29		900,000	810,451
Ziff Davis, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26		539,000	537,383
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25		116,000	121,800

			18,110,490
Transportation (0.2%)
American Airlines Group, Inc. company guaranty cv. notes 6.50%, 7/1/25		195,000	205,530
Deutsche Post AG cv. sr. unsec. notes 0.05%, 6/30/25 (Germany)	EUR	400,000	406,305
International Consolidated Airlines Group SA cv. sr. unsec. unsub. notes Ser. REGS, 1.125%, 5/18/28 (Spain)	EUR	600,000	470,055
Jet2 PLC company guaranty cv. sr. unsec. unsub. notes Ser. REGS, 1.625%, 6/10/26 (United Kingdom)	GBP	400,000	415,941
JetBlue Airways Corp. cv. sr. unsec. notes 0.50%, 4/1/26		$524,000	382,036
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25		583,000	700,183

			2,580,050
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25		811,000	806,134
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48		482,000	476,458

			1,282,592

Total convertible bonds and notes (cost $75,833,688)			$65,880,006

SENIOR LOANS (1.5%)(a)(c)
	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.634%, 4/1/28	$68,950	$68,110
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 8.993%, 4/20/28	650,000	646,445
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 8.073%, 10/19/27	78,408	75,691
Asurion, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.25%), 9.634%, 1/30/29	1,000,000	772,860
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 7.634%, 7/31/27	354,587	309,600
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.506%, 12/7/29	1,090,000	1,090,000
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 8.496%, 6/21/24	1,617,687	1,443,786
BWAY Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.37%, 4/3/24	184,512	179,925
Cengage Learning, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.75%), 7.814%, 6/29/26	1,229,438	1,103,039
Chart Industries, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.033%, 12/8/29	2,159,000	2,133,373
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 7.915%, 8/21/26	1,716,618	1,560,285
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 8.48%, 5/27/28	1,088,425	1,081,927
Diamond Sports Group, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 7.567%, 8/24/26	72,579	8,710
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 9.384%, 7/22/27	2,173,887	2,111,845
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 1.75%), 5.87%, 2/4/27	1,007,641	965,915
Envision Healthcare Corp. bank term loan FRN (US SOFR + 4.25%), 8.83%, 3/31/27	762,742	259,332
Envision Healthcare Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 8.33%, 3/31/27	1,867,531	466,883
GFL Environmental, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.00%), 7.415%, 5/31/25	190,899	190,845
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 8.422%, 10/2/25	666,656	464,579
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.384%, 12/1/27	1,149,525	1,101,394
iHeartCommunications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 7.634%, 5/1/26	62,412	57,360
One Call Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 5.50%), 9.875%, 4/22/27	783,038	639,483
PetSmart, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.13%, 1/29/28	437,783	427,522
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 10.985%, 8/31/29	435,000	416,152
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 12.75%, 2/28/26	1,002,000	516,030
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 7.57%, 5/3/26	425,799	410,364
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.23%, 12/17/26	1,486,121	1,388,200
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.18%, 3/30/29	1,023,000	911,749
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.108%, 4/21/28	1,326,376	1,307,222
Vision Solutions, Inc. bank term loan FRN (US SOFR + 4.00%), 8.358%, 4/24/28	1,576,010	1,301,785
Werner Finco LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 8.73%, 7/24/24	38,798	34,789

Total senior loans (cost $25,095,137)		$23,445,200

ASSET-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$3,038,835	$3,000,850
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (ICE LIBOR USD 1 Month + 3.25%), 7.639%, 11/25/55	4,649,000	4,213,300
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 6.389%, 11/25/55	3,726,000	3,378,734

Total asset-backed securities (cost $10,921,291)		$10,592,884

WARRANTS (—%)(a)
	Expiration date	Strike Price	Warrants	Value
Guaranteed Rate, Inc.(NON)(F)	3/1/23	$0.01	353	$4

Total warrants (cost $18)				$4

SHORT-TERM INVESTMENTS (30.2%)(a)
		Principal amount/shares	Value
Alimentation Couche-Tard, Inc. commercial paper 4.778%, 1/23/23 (Canada)		$5,000,000	$4,984,253
Amcor Finance (USA), Inc. commercial paper 4.788%, 1/13/23		5,000,000	4,990,686
Amcor Flexibles North America, Inc. commercial paper 4.739%, 1/9/23		3,575,000	3,570,384
Aviation Capital Group, LLC commercial paper 5.003%, 1/3/23		5,230,000	5,227,425
Cabot Corp. commercial paper 4.552%, 1/3/23		3,205,000	3,203,382
CHARTA, LLC asset-backed commercial paper 4.875%, 4/10/23		5,000,000	4,933,985
Crown Castle, Inc. commercial paper 5.084%, 1/17/23		2,200,000	2,194,590
Enbridge US, Inc. commercial paper 4.857%, 1/27/23		5,000,000	4,981,174
Enbridge US, Inc. commercial paper 4.831%, 2/2/23		5,150,000	5,126,352
ERAC USA Finance, LLC commercial paper 4.823%, 1/18/23		2,000,000	1,995,099
Fidelity National Information Services, Inc. commercial paper 4.913%, 2/1/23		5,000,000	4,978,527
Fiserv, Inc. commercial paper 4.849%, 2/2/23		5,000,000	4,977,758
FMC Corp. commercial paper 4.753%, 1/3/23		10,000,000	9,994,618
General Motors Financial Co., Inc. commercial paper 4.859%, 1/3/23		15,250,000	15,241,877
Healthpeak Properties, Inc. commercial paper 4.826%, 1/24/23		5,000,000	4,983,649
Hewlett Packard Enterprise Co. commercial paper 4.702%, 1/4/23		5,000,000	4,996,838
HP, Inc. commercial paper 4.765%, 1/9/23		5,000,000	4,993,635
Humana, Inc. commercial paper 4.923%, 1/18/23		5,000,000	4,987,663
Interest in $431,889,000 joint tri-party repurchase agreement dated 12/30/2022 with Citigroup Global Markets, Inc. due 1/3/2023 - maturity value of $34,930,681 for an effective yield of 4.300% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 2.100% to 6.500% and due dates ranging from 7/15/2025 to 3/15/2064, valued at $440,526,804)		34,914,000	34,914,000
Mercedes-Benz Finance North America, LLC commercial paper 4.773%, 1/25/23		5,000,000	4,983,078
Mohawk Industries, Inc. commercial paper 4.768%, 1/19/23		4,000,000	3,989,542
Ovintiv, Inc. commercial paper 5.197%, 1/4/23		4,500,000	4,496,967
Penske Truck Leasing Co., LP commercial paper 4.715%, 1/9/23		5,000,000	4,993,503
Putnam Short Term Investment Fund Class P 4.53%(AFF)	Shares	181,538,749	181,538,749
Realty Income Corp. commercial paper 4.744%, 1/6/23		$5,000,000	4,995,557
Romulus Funding Corp. asset-backed commercial paper 4.582%, 1/3/23		2,000,000	1,998,939
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%(P)	Shares	41,733,000	41,733,000
Suncor Energy, Inc. commercial paper 4.990%, 2/2/23 (Canada)		$3,500,000	3,484,368
Suncor Energy, Inc. commercial paper 4.795%, 1/17/23 (Canada)		2,500,000	2,494,204
Targa Resources Corp. commercial paper 5.053%, 1/3/23		9,000,000	8,995,756
Toronto-Dominion Bank (The) commercial paper 4.794%, 3/17/23 (Canada)		9,000,000	8,914,357
U.S. Treasury Bills 4.001%, 1/10/23(SEG)(SEGSF)(SEGCCS)(SEGTBA)		24,300,000	24,282,907
U.S. Treasury Bills 3.927%, 1/17/23(SEGCCS)		600,000	599,142
U.S. Treasury Bills 3.822%, 1/24/23(SEGSF)(SEGCCS)(SEGTBA)		1,100,000	1,097,536
U.S. Treasury Bills 3.810%, 2/2/23(SEGSF)(SEGCCS)(SEGTBA)		3,100,000	3,090,164
U.S. Treasury Bills zero %, 6/15/23(i)		1,286,000	1,258,737
U.S. Treasury Bills zero %, 4/13/23(i)		2,636,000	2,602,786
U.S. Treasury Bills zero %, 4/11/23(i)		1,069,000	1,055,744
UDR, Inc. commercial paper 4.727%, 1/12/23		5,000,000	4,991,682
VW Credit, Inc. commercial paper 4.761%, 1/25/23		5,000,000	4,983,078
Waste Management, Inc. commercial paper 4.945%, 2/24/23		5,000,000	4,962,667
WRKCo, Inc. commercial paper 4.815%, 1/9/23		5,000,000	4,993,634

Total short-term investments (cost $457,835,590)			$457,811,992
TOTAL INVESTMENTS

Total investments (cost $2,749,601,511)			$2,562,563,440

	FORWARD CURRENCY CONTRACTS at 12/31/22 (aggregate face value $124,875,158) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/18/23	$460,992	$436,481	$24,511
		British Pound	Sell	3/15/23	96,158	97,068	910
		Canadian Dollar	Sell	1/18/23	62,043	63,164	1,121
		Euro	Sell	3/15/23	74,861	72,971	(1,890)
		New Zealand Dollar	Sell	1/18/23	45,086	40,294	(4,792)
		Swedish Krona	Sell	3/15/23	3,502	3,505	3
	Barclays Bank PLC
		Canadian Dollar	Sell	1/18/23	437,698	434,018	(3,680)
	Citibank, N.A.
		Australian Dollar	Sell	1/18/23	79,705	75,823	(3,882)
		Euro	Buy	3/15/23	2,966,783	2,915,876	50,907
		Norwegian Krone	Sell	3/15/23	52,245	51,443	(802)
		Swedish Krona	Sell	3/15/23	27,930	27,947	17
	Goldman Sachs International
		Euro	Sell	3/15/23	1,953,798	1,920,258	(33,540)
		Swiss Franc	Buy	3/15/23	9,354,006	9,166,791	187,215
	HSBC Bank USA, National Association
		Australian Dollar	Sell	1/18/23	626,532	599,123	(27,409)
		British Pound	Sell	3/15/23	1,991,334	2,009,805	18,471
		Canadian Dollar	Sell	1/18/23	272,989	272,066	(923)
		Euro	Sell	3/15/23	742,153	729,358	(12,795)
		New Zealand Dollar	Sell	1/18/23	100,142	89,491	(10,651)
		Norwegian Krone	Buy	3/15/23	185,802	189,543	(3,741)
		Swedish Krona	Sell	3/15/23	735,355	753,270	17,915
		Swiss Franc	Sell	3/15/23	248,899	246,698	(2,201)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	3/15/23	1,278,266	1,290,220	11,954
		Canadian Dollar	Sell	1/18/23	1,017,578	1,011,174	(6,404)
		Euro	Sell	3/15/23	42,055	41,320	(735)
		Norwegian Krone	Sell	3/15/23	91,324	89,254	(2,070)
		Swiss Franc	Buy	3/15/23	92,846	91,008	1,838
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/18/23	1,301,910	1,213,095	88,815
		Canadian Dollar	Buy	1/18/23	438,362	420,872	17,490
		Euro	Sell	3/15/23	11,383,763	11,181,732	(202,031)
		Japanese Yen	Sell	2/15/23	202,159	173,892	(28,267)
		New Zealand Dollar	Sell	1/18/23	10,229,910	9,145,876	(1,084,034)
	NatWest Markets PLC
		British Pound	Sell	3/15/23	238,577	240,931	2,354
		Euro	Buy	3/15/23	187,043	186,250	793
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/18/23	9,244,635	8,814,754	(429,881)
		British Pound	Sell	3/15/23	1,276,086	1,296,933	20,847
		Canadian Dollar	Sell	1/18/23	19,483,911	19,327,661	(156,250)
		Euro	Sell	3/15/23	9,169,673	9,001,941	(167,732)
		New Zealand Dollar	Buy	1/18/23	264,484	246,781	17,703
		Norwegian Krone	Sell	3/15/23	2,335,837	2,299,291	(36,546)
		Swedish Krona	Sell	3/15/23	5,767,398	5,767,791	393
		Swiss Franc	Buy	3/15/23	1,030,141	1,026,854	3,287
	Toronto-Dominion Bank
		British Pound	Sell	3/15/23	205,273	207,201	1,928
		Canadian Dollar	Buy	1/18/23	22,232	22,519	(287)
		Euro	Sell	3/15/23	7,411,525	7,278,240	(133,285)
		Japanese Yen	Buy	2/15/23	66,211	59,543	6,668
		Norwegian Krone	Sell	3/15/23	1,074,127	1,057,588	(16,539)
		Swedish Krona	Sell	3/15/23	3,540,271	3,542,558	2,287
	UBS AG
		British Pound	Buy	3/15/23	7,504,168	7,575,452	(71,284)
		Canadian Dollar	Sell	1/18/23	234,064	232,122	(1,942)
		Euro	Buy	3/15/23	7,314	7,273	41
		Japanese Yen	Buy	2/15/23	10,107,135	9,090,716	1,016,419
		New Zealand Dollar	Sell	1/18/23	228,098	219,701	(8,397)
		Swedish Krona	Sell	3/15/23	52,486	52,529	43
	WestPac Banking Corp.
		Australian Dollar	Sell	1/18/23	1,468,198	1,396,774	(71,424)
		Euro	Sell	3/15/23	186,291	184,284	(2,007)
		Japanese Yen	Sell	2/15/23	400,861	364,380	(36,481)
		New Zealand Dollar	Sell	1/18/23	569,609	508,985	(60,624)
		Swiss Franc	Sell	3/15/23	12,095	12,670	575

	Unrealized appreciation						1,494,505

	Unrealized (depreciation)						(2,622,526)

	Total						$(1,128,021)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note Ultra 10 yr (Short)	176	$20,817,500	$20,817,500	Mar-23	$134,229

Unrealized appreciation					134,229

Unrealized (depreciation)					—

Total					$134,229

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085		$373,987,700	$5,132,981	$4,106,385
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17		186,994,200	(9,031,820)	(6,905,696)
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		115,832,300	(1,332,071)	2,967,624
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		115,832,300	(1,332,071)	(817,776)
(2.35)/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		99,263,300	(12,904,229)	8,638,885
2.35/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		99,263,300	(12,904,229)	(6,613,914)
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29		93,496,900	1,458,552	1,175,256
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29		65,447,700	(3,219,092)	(2,463,451)
(0.925)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		54,490,500	(3,901,520)	7,279,386
0.925/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		54,490,500	(3,901,520)	(2,492,395)
(0.85)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		27,749,600	(2,025,721)	3,796,978
0.85/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		27,749,600	(2,025,721)	(1,313,666)
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		24,372,300	(1,580,544)	2,194
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		24,372,300	(1,580,544)	(975)
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		24,024,100	(3,129,139)	3,752,805
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		24,024,100	(3,129,139)	(1,951,237)
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17		23,106,300	(1,201,528)	403,898
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67		23,106,300	(1,178,421)	(259,253)
(3.18)/US SOFR/Dec-35 (Purchased)	Dec-25/3.18		22,413,100	(1,131,862)	413,073
2.68/US SOFR/Dec-35 (Purchased)	Dec-25/2.68		22,413,100	(1,131,862)	(235,113)
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		12,300,800	(1,818,058)	280,089
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		12,300,800	(1,818,058)	(415,398)
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073		7,501,700	545,749	85,969
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073		7,501,700	545,749	(82,969)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101		2,970,700	232,012	27,954
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101		2,970,700	232,012	(32,499)
(2.406)/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.406	EUR	16,733,700	907,913	503,165
2.406/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.406	EUR	16,733,700	907,913	(565,680)
(2.396)/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.396	EUR	8,295,200	447,997	249,605
2.396/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.396	EUR	8,295,200	447,997	(287,433)
Citibank, N.A.
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		$166,388,200	(2,217,955)	3,544,069
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		166,388,200	(2,217,955)	(983,354)
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394		68,289,000	(826,297)	(230,134)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		55,459,800	(4,095,706)	3,594,904
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		55,459,800	(4,095,706)	(1,657,139)
4.108/US SOFR/Jan-28 (Purchased)	Jan-23/4.108		49,043,400	(703,773)	180,970
(4.108)/US SOFR/Jan-28 (Purchased)	Jan-23/4.108		49,043,400	(703,773)	(648,354)
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		25,282,600	(1,907,572)	5,048,177
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		25,282,600	(1,907,572)	(1,890,633)
(1.625)/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		25,233,100	(3,721,882)	1,152,143
1.625/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		25,233,100	(3,721,882)	(807,207)
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		24,981,300	(1,846,743)	4,973,027
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		24,981,300	(1,846,743)	(1,829,630)
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		24,882,800	(1,862,478)	4,862,597
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		24,882,800	(1,862,478)	(1,845,557)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	424,676
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	(879,076)
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		9,949,800	(724,843)	518,186
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		9,949,800	(724,843)	(254,516)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	716,475,000	2,298,753	2,147,462
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	358,237,500	(2,259,791)	(2,105,280)
Goldman Sachs International
3.92/US SOFR/Feb-33 (Purchased)	Feb-23/3.92		$70,787,300	(1,546,702)	967,662
(3.92)/US SOFR/Feb-33 (Purchased)	Feb-23/3.92		70,787,300	(1,546,702)	(1,240,194)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	246,874
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	(449,666)
JPMorgan Chase Bank N.A.
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		81,387,600	1,736,608	1,354,290
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		81,387,600	1,736,608	(4,638,279)
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		24,601,500	(2,072,676)	235,682
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		24,601,500	(2,072,676)	(214,033)
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		23,236,600	1,968,140	656,899
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		23,236,600	1,968,140	(817,464)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		13,645,200	806,431	438,966
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		13,645,200	806,431	(1,116,860)
(3.315)/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	38,598,400	(3,245,771)	650,686
3.315/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	38,598,400	(3,245,771)	(622,304)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	2,579,624
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	(688,232)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	2,469,770
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	(540,583)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	1,518,455
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	(536,724)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	2,335,331
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	(616,782)
Morgan Stanley & Co. International PLC
(2.509)/US SOFR/Jun-55 (Purchased)	Jun-25/2.509		$33,000,000	(3,667,125)	1,654,950
2.509/US SOFR/Jun-55 (Purchased)	Jun-25/2.509		33,000,000	(3,667,125)	(1,199,880)
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	(757,968)
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	(1,472,827)
(2.3825)/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		17,896,800	(2,268,419)	988,798
2.3825/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		17,896,800	(2,268,419)	(769,562)
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,718,444)	409,421
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,206,949)	(746,267)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		19,044,700	(996,038)	1,792,678
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		19,044,700	(996,038)	(618,953)
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		9,114,500	(635,736)	508,589
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		9,114,500	(635,736)	(221,118)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	833,354
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	(353,474)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	194,463
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	(140,421)
(3.255)/3 month EUR-EURIBOR/Sep-24 (Purchased)	Sep-23/3.255	EUR	289,565,700	(1,863,272)	(285,168)
3.255/3 month EUR-EURIBOR/Sep-24 (Purchased)	Sep-23/3.255	EUR	289,565,700	(1,863,272)	(1,267,759)
(3.292)/6 month EUR-EURIBOR/Oct-24 (Purchased)	Oct-23/3.292	EUR	176,372,600	(1,017,227)	(109,503)
3.292/6 month EUR-EURIBOR/Oct-24 (Purchased)	Oct-23/3.292	EUR	176,372,600	(1,017,227)	(594,714)
(2.60)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.60	EUR	26,314,900	923,300	284,786
(2.65)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.65	EUR	26,314,900	926,655	258,871
(2.675)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	26,314,900	923,300	245,632
2.675/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	26,314,900	923,300	(260,280)
2.65/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.65	EUR	26,314,900	926,655	(276,899)
2.60/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.60	EUR	26,314,900	923,300	(310,983)
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	22,869,000	(1,794,123)	3,042,879
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	22,869,000	(1,794,123)	(869,779)
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	15,491,000	(2,147,726)	1,391,922
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	15,491,000	(2,147,726)	(893,788)
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	7,622,900	(1,153,465)	1,372,093
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	7,622,900	(1,153,465)	(552,264)
Wells Fargo Bank, N.A.
3.0575/US SOFR/Jan-33 (Purchased)	Jan-23/3.0575		$77,202,100	(582,876)	(564,350)

Unrealized appreciation					86,562,152

Unrealized (depreciation)					(61,315,413)

Total					$25,246,739

TBA SALE COMMITMENTS OUTSTANDING at 12/31/22 (proceeds receivable $271,526,953) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 1/1/53	$3,000,000	1/23/23	$2,756,340
Uniform Mortgage-Backed Securities, 5.00%, 1/1/53	70,000,000	1/12/23	69,026,594
Uniform Mortgage-Backed Securities, 4.50%, 1/1/53	58,000,000	1/12/23	55,906,560
Uniform Mortgage-Backed Securities, 4.00%, 1/1/53	15,000,000	1/12/23	14,081,243
Uniform Mortgage-Backed Securities, 3.00%, 1/1/53	41,000,000	1/12/23	36,019,140
Uniform Mortgage-Backed Securities, 2.50%, 1/1/53	28,000,000	1/12/23	23,738,750
Uniform Mortgage-Backed Securities, 2.00%, 1/1/53	80,000,000	1/12/23	65,297,503

Total			$266,826,130

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
	Swap counterparty/ notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	JPMorgan Chase Bank N.A.
	MYR	62,720,000	$75,036	(E)	$—	3/15/28	Bank Negara Malaysia Kibor Interbank Offered Rate Fixing 3 month — Quarterly	3.6675% — Quarterly	$(75,035)
	Morgan Stanley & Co. International PLC
		$1,650,000,000	33,099,000		7,751,295	9/21/24	3.40% — Annually	US SOFR — Annually	41,025,803

	Upfront premium received				7,751,295		Unrealized appreciation		41,025,803

	Upfront premium (paid)				—		Unrealized (depreciation)		(75,035)

			Total		$7,751,295			Total	$40,950,768
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$58,978,200	$11,079,055		$2,470,408	9/1/32	3 month USD-LIBOR-ICE — Quarterly	1.512% — Semiannually	$(8,553,171)
		178,113,000	7,161,924		8,605	12/23/23	0.695% — Annually	US SOFR — Annually	7,331,117
		86,795,000	8,817,504		7,460	12/23/26	1.085% — Annually	US SOFR — Annually	8,894,757
		88,939,000	15,438,032		(23,139)	12/23/31	US SOFR — Annually	1.285% — Annually	(15,528,240)
		4,249,000	1,402,977		(7,566)	12/23/51	US SOFR — Annually	1.437% — Annually	(1,413,586)
		245,670,000	9,873,477		(24,998)	12/24/23	0.697% — Annually	US SOFR — Annually	9,946,846
		22,430,000	2,270,589		(3,002)	12/24/26	1.096% — Annually	US SOFR — Annually	2,275,573
		73,987,000	12,844,883		(33,029)	12/24/31	1.285% — Annually	US SOFR — Annually	12,836,645
		97,957,000	32,379,686		(52,939)	12/24/51	1.435% — Annually	US SOFR — Annually	32,357,937
		53,288,000	16,733,498		(8,686)	12/31/51	1.525% — Annually	US SOFR — Annually	16,733,027
		16,267,000	1,628,815		(2,158)	12/31/26	US SOFR — Annually	1.135% — Annually	(1,633,833)
		4,269,000	719,540		76,873	12/31/31	US SOFR — Annually	1.355% — Annually	(643,366)
		1,640,000	333,888		(31)	12/31/34	1.4425% — Annually	US SOFR — Annually	334,117
		8,319,000	548,721	(E)	(185)	1/15/47	1.724% — Annually	US SOFR — Annually	548,536
		30,239,000	8,647,144		(1,031)	1/21/52	1.679% — Annually	US SOFR — Annually	8,599,355
		17,690,000	5,230,579		(603)	1/19/52	US SOFR — Annually	1.626% — Annually	(5,244,596)
		18,631,000	5,412,678		(635)	2/1/52	1.6545% — Annually	US SOFR — Annually	5,391,215
		45,432,900	11,487,709		(1,549)	2/24/52	US SOFR — Annually	1.86% — Annually	(11,405,145)
		5,610,000	1,519,693		(192)	2/29/52	US SOFR — Annually	1.762% — Annually	(1,520,924)
		17,713,000	2,485,665		(236)	2/29/32	1.7515% — Annually	US SOFR — Annually	2,468,535
		203,565,000	16,788,006		(1,647)	2/28/27	1.675% — Annually	US SOFR — Annually	17,215,252
		253,153,000	9,632,472		(959)	2/29/24	US SOFR — Annually	1.47709% — Annually	(10,588,000)
		23,697,700	3,454,177		(314)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(3,385,327)
		58,205,800	9,110,954		(772)	3/9/32	1.5475% — Annually	US SOFR — Annually	9,227,036
		60,350,200	9,474,981		(800)	3/9/32	1.5415% — Annually	US SOFR — Annually	9,605,801
		31,816,000	4,515,327		(422)	3/11/32	1.737% — Annually	US SOFR — Annually	4,526,157
		19,536,000	570,647		(74)	4/7/24	US SOFR — Annually	2.4485% — Annually	(493,498)
		14,892,000	792,552		(120)	4/7/27	US SOFR — Annually	2.465% — Annually	(760,605)
		24,251,000	2,340,464		(322)	4/7/23	2.3305% — Annually	US SOFR — Annually	2,274,740
		9,672,000	2,017,773		(330)	4/7/52	US SOFR — Annually	2.1005% — Annually	(2,007,218)
		39,895,000	3,335,621		(529)	4/14/32	2.4975% — Annually	US SOFR — Annually	3,122,689
		42,487,000	6,988,687		(1,449)	4/14/52	US SOFR — Annually	2.3395% — Annually	(6,820,390)
		17,316,000	911,687		(140)	4/14/27	2.483% — Annually	US SOFR — Annually	843,396
		13,199,000	397,158		(50)	4/14/24	2.405% — Annually	US SOFR — Annually	379,997
		164,401,700	7,399,721		(1,552)	5/2/27	US SOFR — Annually	2.685% — Annually	(7,050,638)
		354,122,500	10,453,696		(1,335)	5/25/24	2.5945% — Annually	US SOFR — Annually	10,339,923
		10,251,000	1,378,965		(350)	5/25/52	US SOFR — Annually	2.501% — Annually	(1,364,665)
		10,000,000	1,174,600		(341)	6/3/52	US SOFR — Annually	2.593% — Annually	(1,164,814)
		24,055,000	1,542,166		(319)	6/7/32	US SOFR — Annually	2.7565% — Annually	(1,475,430)
		14,864,000	1,665,808		(507)	6/7/52	US SOFR — Annually	2.622% — Annually	(1,648,492)
		232,034,300	13,620,413		(3,077)	6/8/32	US SOFR — Annually	2.825% — Annually	(13,261,800)
		18,018,000	3,993,329		(2,261,505)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	1,745,073
		100,868,000	2,699,228		(380)	6/10/24	US SOFR — Annually	2.833% — Annually	(2,465,807)
		84,136,000	3,430,225		(681)	6/10/27	2.8025% — Annually	US SOFR — Annually	3,250,963
		314,342,500	6,258,559		(1,185)	6/15/24	US SOFR — Annually	3.3385% — Annually	(5,192,417)
		172,541,000	4,372,189		(1,396)	6/15/27	3.185% — Annually	US SOFR — Annually	3,932,082
		17,035,800	680,580		(241)	9/8/32	US SOFR — Annually	3.07% — Annually	(693,323)
		40,472,100	2,331,193	(E)	(573)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	2,330,620
		30,686,000	2,065,475		(407)	7/15/32	US SOFR — Annually	2.723% — Annually	(2,062,585)
		58,398,500	4,864,595	(E)	(827)	1/31/33	2.545% — Annually	US SOFR — Annually	4,863,768
		58,398,500	4,840,652	(E)	(827)	1/31/33	2.55% — Annually	US SOFR — Annually	4,839,825
		55,003,200	4,808,380	(E)	(779)	2/1/33	2.495% — Annually	US SOFR — Annually	4,807,601
		59,328,000	5,416,646		(787)	8/2/32	US SOFR — Annually	2.4275% — Annually	(5,556,124)
		53,780,700	5,092,494	(E)	(762)	2/1/33	2.4075% — Annually	US SOFR — Annually	5,091,733
		5,701,900	256,643	(E)	(112)	4/1/42	US SOFR — Annually	2.63% — Annually	(256,754)
		10,773,800	777,761	(E)	(162)	3/24/35	US SOFR — Annually	2.39% — Annually	(777,923)
		15,903,800	1,853,429		(469)	8/10/42	2.645% — Annually	US SOFR — Annually	1,884,567
		26,955,800	3,293,190		(60,098)	8/10/42	US SOFR — Annually	2.605% — Annually	(3,405,942)
		11,050,200	1,370,998		(326)	8/10/42	2.5915% — Annually	US SOFR — Annually	1,392,786
		69,370,000	2,932,270	(E)	(652)	2/6/29	2.40% — Annually	US SOFR — Annually	2,931,618
		90,803,000	6,957,326		(1,199)	8/16/32	US SOFR — Annually	2.613% — Annually	(7,137,563)
		40,200,000	3,169,368		(567)	9/7/32	US SOFR — Annually	2.59% — Annually	(3,257,157)
		12,332,600	318,181	(E)	(274)	1/15/47	2.49% — Annually	US SOFR — Annually	317,907
		3,107,000	181,169		(41)	8/25/32	US SOFR — Annually	2.8415% — Annually	(185,031)
		10,180,000	424,099	(E)	(153)	2/21/35	2.785% — Annually	US SOFR — Annually	423,946
		210,732,400	4,157,750		(790)	9/6/24	US SOFR — Annually	3.413% — Annually	(4,075,636)
		61,381,700	532,179	(E)	(341)	1/15/27	US SOFR — Annually	2.73% — Annually	(532,520)
		81,485,200	3,436,231		(1,076)	9/13/32	3.043% — Annually	US SOFR — Annually	3,503,378
		17,314,400	386,111	(E)	(338)	1/15/41	3.0500% — Annually	US SOFR — Annually	385,773
		6,278,200	151,807	(E)	(122)	1/15/42	2.9825% — Annually	US SOFR — Annually	151,684
		25,832,000	1,515,822		(878)	9/26/52	2.905% — Annually	US SOFR — Annually	1,551,336
		134,325,000	1,799,955		(1,263)	9/26/27	US SOFR — Annually	3.465% — Annually	(1,787,774)
		12,091,000	316,905		(160)	9/19/32	3.24% — Annually	US SOFR — Annually	322,175
		47,128,000	900,145		(622)	9/23/32	3.3275% — Annually	US SOFR — Annually	917,116
		11,571,784	525,359		(393)	9/28/52	2.976% — Annually	US SOFR — Annually	539,998
		24,332,000	136,746		(321)	9/30/32	3.493% — Annually	US SOFR — Annually	139,558
		13,657,700	38,378	(E)	(193)	10/3/33	3.394% — Annually	US SOFR — Annually	38,186
		76,340,000	83,211		(615)	10/4/27	3.75% — Annually	US SOFR — Annually	28,970
		62,269,000	486,321		(822)	10/5/32	US SOFR — Annually	3.466% — Annually	(493,116)
		22,960,000	427,974	(E)	(344)	10/21/36	US SOFR — Annually	3.116% — Annually	(428,319)
		4,685,000	83,487	(E)	(66)	1/11/33	US SOFR — Annually	3.34% — Annually	(83,553)
		16,297,000	285,849	(E)	(230)	1/31/33	US SOFR — Annually	3.337% — Annually	(286,079)
		16,297,000	291,227	(E)	(230)	1/31/33	US SOFR — Annually	3.333% — Annually	(291,457)
		67,654,000	1,169,738	(E)	(954)	8/23/33	US SOFR — Annually	3.237% — Annually	(1,170,692)
		15,212,000	280,814	(E)	(214)	2/1/33	US SOFR — Annually	3.3255% — Annually	(281,028)
		65,056,000	1,163,201	(E)	(917)	9/1/33	US SOFR — Annually	3.225% — Annually	(1,164,119)
		16,078,000	282,330		(227)	11/14/32	3.347% — Annually	US SOFR — Annually	289,413
		7,404,000	383,527	(E)	(252)	2/3/53	2.9275% — Annually	US SOFR — Annually	383,275
		12,766,000	254,299	(E)	(180)	2/1/33	US SOFR — Annually	3.308% — Annually	(254,479)
		115,000,000	562,350	(E)	(1,622)	6/6/33	US SOFR — Annually	3.43% — Annually	(563,972)
		235,274,000	1,630,449		(882)	10/7/24	US SOFR — Annually	4.1845% — Annually	(1,295,442)
		75,362,000	376,810		(995)	10/7/32	3.5005% — Annually	US SOFR — Annually	352,849
		470,548,000	3,218,548		107,740	10/7/24	4.19% — Annually	US SOFR — Annually	2,648,196
		414,948,000	796,700		(98,102)	10/7/27	US SOFR — Annually	3.73% — Annually	(752,814)
		669,344,000	3,373,494		(263,146)	10/7/32	3.50% — Annually	US SOFR — Annually	3,249,079
		150,724,000	637,563		(144,332)	10/7/32	US SOFR — Annually	3.51% — Annually	(809,534)
		185,517,000	5,847,496		124,243	10/7/52	US SOFR — Annually	3.05% — Annually	(5,961,135)
		148,224,000	1,018,299		(510)	10/11/24	US SOFR — Annually	4.184% — Annually	(787,867)
		135,877,000	129,083		(1,193)	10/11/27	3.751% — Annually	US SOFR — Annually	50,198
		105,390,000	178,109	(E)	(727)	4/8/28	3.44% — Annually	US SOFR — Annually	(178,836)
		286,876,000	358,595	(E)	(1,076)	1/31/25	US SOFR — Annually	4.035% — Annually	357,519
		15,440,400	134,949	(E)	(218)	1/17/33	3.6575% — Annually	US SOFR — Annually	(135,167)
		9,668,000	98,710	(E)	(329)	1/16/55	2.97% — Annually	US SOFR — Annually	98,382
		216,412,000	701,175	(E)	(1,201)	1/16/26	US SOFR — Annually	3.605% — Annually	699,974
		39,804,000	290,967		(1,353)	10/20/52	US SOFR — Annually	3.2571% — Annually	272,475
		90,764,600	1,207,169	(E)	(3,086)	10/9/54	3.115% — Annually	US SOFR — Annually	(1,210,255)
		369,109,500	5,053,109	(E)	(5,204)	10/10/33	US SOFR — Annually	3.594% — Annually	5,047,905
		2,168,000	48,411		(74)	10/20/52	US SOFR — Annually	3.3375% — Annually	47,758
		60,000,000	1,230,000		(792)	10/21/32	US SOFR — Annually	3.8115% — Annually	1,269,574
		200,000,000	2,558,000		(1,610)	10/21/27	4.0645% — Annually	US SOFR — Annually	(2,795,363)
		9,020,700	171,213	(E)	(307)	1/24/55	3.135% — Annually	US SOFR — Annually	(171,520)
		41,183,900	555,159	(E)	(387)	4/13/28	3.965% — Annually	US SOFR — Annually	(555,546)
		13,619,600	245,561	(E)	(204)	4/4/35	3.5575% — Annually	US SOFR — Annually	(245,766)
		27,239,600	312,711	(E)	(305)	5/8/30	US SOFR — Annually	3.52% — Annually	312,406
		37,292,400	91,366	(E)	(324)	4/4/32	3.515% — Annually	US SOFR — Annually	(91,691)
		13,332,400	327,177	(E)	(188)	11/24/33	US SOFR — Annually	3.708% — Annually	326,989
		69,586,200	1,690,249	(E)	(981)	6/6/34	US SOFR — Annually	3.645% — Annually	1,689,268
		5,310,500	105,626	(E)	(80)	2/19/36	US SOFR — Annually	3.6145% — Annually	105,546
		3,935,800	77,693	(E)	(59)	3/3/36	US SOFR — Annually	3.614% — Annually	77,634
		21,479,000	974,073		(730)	10/24/52	US SOFR — Annually	3.4605% — Annually	968,341
		151,493,500	601,429	(E)	(568)	6/26/25	US SOFR — Annually	4.31% — Annually	600,861
		29,143,000	1,634,339		(991)	10/27/32	3.5176% — Annually	US SOFR — Annually	(1,635,495)
		73,531,000	2,197,842	(E)	(1,037)	12/4/33	US SOFR — Annually	3.77% — Annually	2,196,805
		15,153,700	201,847	(E)	(170)	3/24/32	US SOFR — Annually	3.64% — Annually	201,678
		50,564,600	1,133,658	(E)	(758)	6/28/37	US SOFR — Annually	3.70% — Annually	1,132,900
		11,491,800	255,807	(E)	(224)	6/20/40	US SOFR — Annually	3.75% — Annually	255,583
		74,332,000	496,538		(598)	11/1/27	3.9195% — Annually	US SOFR — Annually	(530,809)
		169,154,000	673,233		(634)	11/9/24	US SOFR — Annually	4.7655% — Annually	991,876
		87,396,200	2,303,764		(1,154)	11/14/32	3.88% — Annually	US SOFR — Annually	(2,327,291)
		64,400,000	575,736		(850)	11/21/32	3.4515% — Annually	US SOFR — Annually	611,153
		12,736,800	86,992		(168)	11/25/32	3.477% — Annually	US SOFR — Annually	86,393
		121,065,000	1,375,298		(975)	12/5/27	3.5055% — Annually	US SOFR — Annually	1,382,244
		8,000,000	277,760		(106)	12/9/32	3.14% — Annually	US SOFR — Annually	278,051
		3,075,200	182,267	(E)	(105)	12/13/57	2.558% — Annually	US SOFR — Annually	182,163
		47,366,000	1,216,359	(E)	(214,754)	3/15/33	US SOFR — Annually	3.22% — Annually	(1,431,113)
		56,868,000	160,368	(E)	201,477	3/15/25	4.19% — Annually	US SOFR — Annually	361,845
		330,000	25,001		(11)	12/19/52	2.8095% — Annually	US SOFR — Annually	25,145
		19,000,000	636,880		8,143	12/19/32	3.155% — Annually	US SOFR — Annually	651,588
		11,600,000	840,768		10,360	12/19/52	2.827% — Annually	US SOFR — Annually	856,509
		43,200,000	680,400		9,873	12/19/27	3.40% — Annually	US SOFR — Annually	701,377
		544,710,000	2,805,257	(E)	(3,760,515)	3/15/30	US SOFR — Annually	3.50% — Annually	(6,565,772)
		172,723,000	780,708	(E)	(560,069)	3/15/25	4.10% — Annually	US SOFR — Annually	220,639
		832,186,000	3,761,481	(E)	2,754,179	3/15/25	US SOFR — Annually	4.10% — Annually	(1,007,303)
		9,938,000	4,273	(E)	(37,100)	3/15/28	US SOFR — Annually	3.70% — Annually	(32,826)
		812,953,000	349,570	(E)	3,263,184	3/15/28	3.70% — Annually	US SOFR — Annually	2,913,614
		231,330,000	4,409,150	(E)	(3,239,629)	3/15/33	3.30% — Annually	US SOFR — Annually	1,169,520
		60,276,000	3,289,864	(E)	2,946,309	3/15/53	US SOFR — Annually	2.90% — Annually	(343,555)
		13,420,000	162,382	(E)	4,843	3/15/28	3.42% — Annually	US SOFR — Annually	167,225
		3,484,000	26,060		(46)	12/29/32	3.468% — Annually	US SOFR — Annually	26,256
		18,151,000	69,337		(617)	12/29/52	US SOFR — Annually	3.1925% — Annually	(71,630)
		16,350,000	46,761		(215)	12/29/32	3.5235% — Annually	US SOFR — Annually	47,604
		13,776,000	137,760		(468)	12/30/52	3.1595% — Annually	US SOFR — Annually	138,164
		27,537,000	35,798		(103)	1/3/25	4.3925% — Annually	US SOFR — Annually	35,695
		89,892,000	68,318		(1,187)	1/3/33	US SOFR — Annually	3.5475% — Annually	(69,504)
		126,217,000	119,906		(1,016)	1/3/28	3.7245% — Annually	US SOFR — Annually	118,890
		5,831,000	13,178		(198)	1/4/53	US SOFR — Annually	3.1995% — Annually	(13,376)
	AUD	1,119,500	172,062	(E)	(11)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	172,050
	AUD	3,719,600	612,837	(E)	(37)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	612,800
	AUD	1,399,700	235,292	(E)	(12)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	235,280
	AUD	2,018,200	276,124	(E)	(24)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	276,100
	AUD	7,680,600	1,137,119	(E)	(92)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,137,027
	AUD	483,400	122,259	(E)	(11)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	122,249
	AUD	24,600,000	3,043,109		(271)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(3,102,058)
	AUD	20,000,000	229,446		(170)	10/7/32	6 month AUD-BBR-BBSW — Semiannually	4.319% — Semiannually	(202,026)
	AUD	8,470,500	1,582,619		1,473,828	11/24/42	6 month AUD-BBR-BBSW — Semiannually	2.50% — Semiannually	(115,516)
	AUD	19,652,000	571,730	(E)	42,754	3/15/33	6 month AUD-BBR-BBSW — Semiannually	4.05% — Semiannually	(528,976)
	AUD	53,131,000	259,369	(E)	(34,509)	3/15/25	3.72% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	224,860
	BRL	11,460,000	50,118		(22,957)	1/4/27	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	(162,016)
	CAD	34,362,000	123,338	(E)	141,918	3/15/25	4.15% — Semiannually	3 month CAD-BA-CDOR — Semiannually	265,256
	CAD	6,491,000	191,902	(E)	(105,075)	3/15/33	3.24% — Semiannually	3 month CAD-BA-CDOR — Semiannually	86,827
	CHF	11,543,000	638,039	(E)	19,117	3/15/33	Swiss Average Rate Overnight — Annually	1.55% — Annually	(618,922)
	CLP	3,664,390,000	61,818	(E)	96,475	3/15/28	5.20% — Semiannually	CLICP (Chilean Pesos Indice Camara Promedio) — Semiannually	158,294
	CNY	3,860,000	694	(E)	—	3/15/28	2.805% — Quarterly	China Fixing Repo Rates 7 day — Quarterly	694
	COP	7,666,310,000	4,886	(E)	9,756	3/15/28	9.85% — Quarterly	Colombia IBR Overnight Rate — Quarterly	14,643
	CZK	8,190,000	9,727	(E)	4,954	3/15/28	6 month CZK-PRIBOR — Semiannually	4.45% — Annually	(4,773)
	EUR	7,235,600	831,231	(E)	(277)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	830,953
	EUR	9,840,300	2,492,870		(381)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(2,405,004)
	EUR	10,864,000	2,947,580		(415)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	2,880,747
	EUR	11,002,000	3,108,210		(420)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	3,046,645
	EUR	13,678,600	4,142,148		(528)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	4,090,689
	EUR	13,443,000	1,903,661	(E)	(509)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(1,904,170)
	EUR	14,233,000	4,474,577		(541)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	4,384,063
	EUR	10,466,600	2,970,397	(E)	(401)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	2,969,996
	EUR	9,550,400	3,286,256		(367)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	3,237,820
	EUR	8,829,000	3,222,792		(337)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	3,187,834
	EUR	22,091,800	8,779,619	(E)	(840)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	8,778,778
	EUR	12,792,500	5,901,861	(E)	(483)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(5,902,344)
	EUR	20,383,200	9,767,363		(766)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	9,783,374
	EUR	70,039,500	28,454,050		(2,643)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	(28,292,892)
	EUR	8,796,100	4,261,208	(E)	(329)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	4,260,879
	EUR	4,363,500	2,442,792	(E)	(168)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	2,442,623
	EUR	23,312,400	4,521,303	(E)	(494)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(4,521,797)
	EUR	10,527,400	1,995,975	(E)	(230)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	1,995,745
	EUR	15,952,000	3,111,214	(E)	(369)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	3,110,845
	EUR	5,045,400	971,019	(E)	(117)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	970,902
	EUR	17,295,900	7,401,315		(705)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	(7,394,794)
	EUR	16,158,000	3,836,326		(277)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	3,842,414
	EUR	15,809,000	3,906,954		(271)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	3,929,150
	EUR	3,168,200	1,466,848		(127)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(1,477,950)
	EUR	43,853,000	9,561,706		(706)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(9,530,526)
	EUR	83,000,000	5,526,305		(836)	7/7/27	6 month EUR-EURIBOR — Semiannually	1.725% — Annually	(4,923,460)
	EUR	21,514,400	450,008	(E)	(341)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	449,667
	EUR	23,850,000	1,185,369		(355)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	1,089,804
	EUR	189,696,100	6,794,394	(E)	(717)	6/28/25	1.718% — Annually	6 month EUR-EURIBOR — Semiannually	6,793,677
	EUR	18,770,000	3,576,840		(647)	8/29/52	6 month EUR-EURIBOR — Semiannually	1.636% — Annually	(3,537,050)
	EUR	56,885,000	3,712,010	(E)	(647)	9/12/29	1.71% — Annually	6 month EUR-EURIBOR — Semiannually	3,711,363
	EUR	99,896,000	8,388,947		(958)	9/2/27	6 month EUR-EURIBOR — Semiannually	1.372% — Annually	(8,340,247)
	EUR	6,656,000	563,011	(E)	(228)	6/6/54	2.005% — Annually	6 month EUR-EURIBOR — Semiannually	562,783
	EUR	9,833,000	707,645	(E)	(333)	6/7/54	2.065% — Annually	6 month EUR-EURIBOR — Semiannually	707,312
	EUR	2,290,000	54,493		(30,924)	12/21/24	2.201% — Annually	6 month EUR-EURIBOR — Semiannually	24,004
	EUR	690,000	55,817		(27,215)	12/21/32	2.301% — Annually	6 month EUR-EURIBOR — Semiannually	28,712
	EUR	250,000	9,150		7,059	12/21/52	2.351% — Annually	6 month EUR-EURIBOR — Semiannually	16,245
	EUR	870,000	41,321		(20,170)	12/21/27	2.251% — Annually	6 month EUR-EURIBOR — Semiannually	21,304
	EUR	93,894,000	900,559		(347)	10/10/24	2.7975% — Annually	6 month EUR-EURIBOR — Semiannually	702,406
	EUR	26,019,200	348,153	(E)	(384)	2/18/36	6 month EUR-EURIBOR — Semiannually	3.285% — Annually	347,769
	EUR	6,656,100	86,569	(E)	(128)	8/22/39	6 month EUR-EURIBOR — Semiannually	3.14% — Annually	86,441
	EUR	168,519,400	431,136	(E)	(1,145)	6/26/28	6 month EUR-EURIBOR — Semiannually	3.26% — Annually	429,990
	EUR	11,248,400	146,417	(E)	(216)	3/28/40	6 month EUR-EURIBOR — Semiannually	3.09% — Annually	146,201
	EUR	92,840,000	896,413		(348)	11/1/24	2.8085% — Annually	6 month EUR-EURIBOR — Semiannually	777,132
	EUR	5,563,000	299,115	(E)	5,523	3/15/33	2.625% — Annually	6 month EUR-EURIBOR — Semiannually	304,639
	EUR	66,446,000	810,849	(E)	612	3/15/25	2.90% — Annually	6 month EUR-EURIBOR — Semiannually	811,461
	EUR	2,600,000	41,469	(E)	13,901	3/15/28	6 month EUR-EURIBOR — Semiannually	2.95% — Annually	(27,567)
	GBP	9,933,800	2,570,867		(197)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(2,653,261)
	GBP	420,542,200	12,059,592		348,352	9/15/23	Sterling Overnight Index Average — Annually	0.84% — Annually	(13,968,312)
	GBP	420,542,200	12,613,764		523,113	9/15/23	Sterling Overnight Index Average — Annually	0.68% — Annually	(14,527,669)
	GBP	420,542,200	13,167,935		(816,712)	9/15/23	0.52% — Annually	Sterling Overnight Index Average — Annually	15,072,637
	GBP	168,216,700	4,512,682		(866)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	5,260,681
	GBP	57,666,000	1,309,951		(869)	9/21/32	3.522% — Annually	Sterling Overnight Index Average — Annually	1,137,423
	GBP	10,599,000	69,322	(E)	(225)	1/14/40	3.306% — Annually	Sterling Overnight Index Average — Annually	69,097
	GBP	5,459,000	37,882	(E)	(116)	8/20/39	3.299% — Annually	Sterling Overnight Index Average — Annually	37,766
	GBP	188,764,000	4,018,712		(792)	11/7/24	5.495% — Annually	Sterling Overnight Index Average — Annually	(4,922,574)
	GBP	68,968,000	4,001,352		(1,093)	11/9/32	Sterling Overnight Index Average — Annually	4.35% — Annually	4,171,251
	GBP	7,805,700	245,543	(E)	(174)	2/26/39	Sterling Overnight Index Average — Annually	3.778% — Annually	245,369
	GBP	18,389,000	92,927	(E)	1,992	3/15/25	4.29% — Annually	Sterling Overnight Index Average — Annually	94,920
	GBP	4,599,000	131,882	(E)	(503)	3/15/33	Sterling Overnight Index Average — Annually	3.45% — Annually	(132,386)
	HUF	1,923,950,000	129,055	(E)	(48)	3/16/28	9.95% — Annually	6 month HUF-BUBOR-National Bank of Hungary — Semiannually	129,008
	ILS	9,120,000	49,452	(E)	1,361	3/15/28	3.25% — Annually	Israeili Shekel 3 month TELIBOR — Quarterly	50,812
	INR	136,230,000	8,859	(E)	—	3/15/28	6.3125% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	8,859
	KRW	1,246,730,000	16,278	(E)	—	3/15/28	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	3.2025% — Quarterly	(16,278)
	MXN	103,290,000	78,767	(E)	(18,078)	3/15/28	Mexico Interbank TIIE 28 Day — 28 Days	8.32% — 28 Days	(96,845)
	NOK	69,593,000	193,574	(E)	(16,264)	3/15/33	6 month NOK-NIBOR-NIBR — Semiannually	2.965% — Annually	(209,838)
	NZD	10,976,000	248,224	(E)	(11,523)	3/15/33	3 month NZD-BBR-FRA — Quarterly	4.36% — Semiannually	(259,747)
	PLN	4,610,000	4,135	(E)	(63)	3/15/28	6.00% — Annually	6 month WIBOR — Semiannually	4,072
	SEK	201,634,000	1,015,237	(E)	29,439	3/15/33	2.52% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	1,044,677
	SGD	6,670,000	45,964	(E)	(46)	3/15/28	2.8975% — Semiannually	Compounded Singapore Overnight Rate Average — Semiannually	45,918
	THB	463,700,000	44,449	(E)	1,541	3/15/28	Thailand Overnight Repo Rate ON — Quarterly	2.2025% — Quarterly	(42,908)
	ZAR	49,240,000	30,197	(E)	7,832	3/15/28	3 month ZAR-JIBAR-SAFEX — Quarterly	8.10% — Quarterly	(22,365)

	Total				$2,718,224				$68,445,821
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$13,562,248	$12,018,843	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(1,402,453)
13,597,326	12,959,097	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(636,049)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(2,038,502)

	Total	$—			Total	$(2,038,502)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB-/P	$39,713	$368,117	$90,262	5/11/63	300 bp — Monthly	$(50,324)
	CMBX NA BBB-.6 Index	BB-/P	79,608	836,975	205,226	5/11/63	300 bp — Monthly	(125,106)
	CMBX NA BBB-.6 Index	BB-/P	163,473	1,677,751	411,384	5/11/63	300 bp — Monthly	(246,884)
	CMBX NA BBB-.6 Index	BB-/P	155,838	1,732,239	424,745	5/11/63	300 bp — Monthly	(267,846)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	1,843	5,046	679	5/11/63	200 bp — Monthly	1,166
	CMBX NA A.6 Index	A/P	2,723	8,256	1,111	5/11/63	200 bp — Monthly	1,615
	CMBX NA A.6 Index	A/P	6,851	24,769	3,334	5/11/63	200 bp — Monthly	3,528
	CMBX NA A.6 Index	A/P	9,975	27,521	3,704	5/11/63	200 bp — Monthly	6,282
	CMBX NA A.6 Index	A/P	13,865	54,126	7,285	5/11/63	200 bp — Monthly	6,603
	CMBX NA A.6 Index	A/P	21,048	54,584	7,347	5/11/63	200 bp — Monthly	13,724
	CMBX NA A.6 Index	A/P	33,180	108,710	14,632	5/11/63	200 bp — Monthly	18,594
	CMBX NA BB.11 Index	BB-/P	877,445	1,553,000	332,497	11/18/54	500 bp — Monthly	546,458
	CMBX NA BB.13 Index	BB-/P	12,597	126,000	33,226	12/16/72	500 bp — Monthly	(20,507)
	CMBX NA BB.13 Index	BB-/P	12,757	140,000	36,918	12/16/72	500 bp — Monthly	(24,025)
	CMBX NA BB.13 Index	BB-/P	20,857	221,000	58,278	12/16/72	500 bp — Monthly	(37,206)
	CMBX NA BB.13 Index	BB-/P	50,236	551,000	145,299	12/16/72	500 bp — Monthly	(94,527)
	CMBX NA BB.13 Index	BB-/P	382,951	1,480,000	390,276	12/16/27	500 bp — Monthly	(5,887)
	CMBX NA BB.14 Index	BB/P	90,124	822,000	196,294	12/16/72	500 bp — Monthly	(105,371)
	CMBX NA BB.6 Index	B/P	84,138	143,577	54,933	5/11/63	500 bp — Monthly	29,345
	CMBX NA BB.6 Index	B/P	2,294,788	10,937,177	4,184,564	5/11/63	500 bp — Monthly	(1,879,141)
	CMBX NA BB.7 Index	B-/P	596,583	11,690,000	3,899,784	1/17/47	500 bp — Monthly	(3,291,835)
	CMBX NA BB.9 Index	B/P	60,061	295,000	91,804	9/17/58	500 bp — Monthly	(31,456)
	CMBX NA BB.9 Index	B/P	381,487	1,868,000	581,322	9/17/58	500 bp — Monthly	(198,018)
	CMBX NA BBB-.10 Index	BB+/P	48,888	394,000	68,280	11/17/59	300 bp — Monthly	(19,162)
	CMBX NA BBB-.10 Index	BB+/P	94,147	863,000	149,558	11/17/59	300 bp — Monthly	(54,907)
	CMBX NA BBB-.11 Index	BBB-/P	197,118	3,147,000	477,715	11/18/54	300 bp — Monthly	(278,761)
	CMBX NA BBB-.12 Index	BBB-/P	36,007	611,000	110,469	8/17/61	300 bp — Monthly	(74,105)
	CMBX NA BBB-.12 Index	BBB-/P	28,903	693,000	125,294	8/17/61	300 bp — Monthly	(95,987)
	CMBX NA BBB-.13 Index	BBB-/P	52,918	1,130,000	229,390	12/16/72	300 bp — Monthly	(175,813)
	CMBX NA BBB-.15 Index	BBB-/P	26,114	250,000	47,925	11/18/64	300 bp — Monthly	(21,666)
	CMBX NA BBB-.15Index	BBB-/P	10,025	59,000	11,310	11/18/64	300 bp — Monthly	(1,251)
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	369,046	2,759,000	920,402	1/17/47	500 bp — Monthly	(548,675)
	CMBX NA BBB-.7 Index	BB-/P	1,788,740	24,200,000	5,181,220	1/17/47	300 bp — Monthly	(3,378,364)
	Goldman Sachs International
	CMBX NA BB.6 Index	B/P	126,578	253,653	97,048	5/11/63	500 bp — Monthly	29,776
	CMBX NA BB.6 Index	B/P	664,734	1,104,178	422,459	5/11/63	500 bp — Monthly	243,349
	CMBX NA BB.6 Index	B/P	657,801	1,365,352	522,384	5/11/63	500 bp — Monthly	136,745
	CMBX NA BB.9 Index	B/P	1,088,578	2,692,000	837,750	9/17/58	500 bp — Monthly	253,444
	CMBX NA BBB-.13 Index	BBB-/P	3,957	86,000	17,458	12/16/72	300 bp — Monthly	(13,451)
	CMBX NA BBB-.14 Index	BBB-/P	490	17,000	3,162	12/16/72	300 bp — Monthly	(2,662)
	CMBX NA BBB-.14 Index	BBB-/P	2,384	43,000	7,998	12/16/72	300 bp — Monthly	(5,589)
	CMBX NA BBB-.14 Index	BBB-/P	1,887	65,500	12,183	12/16/72	300 bp — Monthly	(10,258)
	CMBX NA BBB-.14 Index	BBB-/P	3,221	66,000	12,276	12/16/72	300 bp — Monthly	(9,016)
	CMBX NA BBB-.14 Index	BBB-/P	2,690	71,000	13,206	12/16/72	300 bp — Monthly	(10,474)
	CMBX NA BBB-.14 Index	BBB-/P	176,076	1,028,500	191,301	12/16/72	300 bp — Monthly	(14,625)
	CMBX NA BBB-.14 Index	BBB-/P	430,255	2,832,000	526,752	12/16/72	300 bp — Monthly	(94,845)
	CMBX NA BBB-.15 Index	BBB-/P	41,595	450,000	86,265	11/18/64	300 bp — Monthly	(44,408)
	CMBX NA BBB-.15 Index	BBB-/P	40,067	450,000	86,265	11/18/64	300 bp — Monthly	(45,935)
	CMBX NA BBB-.15 Index	BBB-/P	28,578	460,000	88,182	11/18/64	300 bp — Monthly	(59,336)
	CMBX NA BBB-.7 Index	BB-/P	77,611	1,050,000	224,805	1/17/47	300 bp — Monthly	(146,582)
	CMBX NA BBB-.7 Index	BB-/P	398,239	3,442,000	736,932	1/17/47	300 bp — Monthly	(336,685)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B/P	47,420	591,000	188,411	5/11/63	500 bp — Monthly	(140,416)
	CMBX NA BBB-.12 Index	BBB-/P	4,085	34,000	6,147	8/17/61	300 bp — Monthly	(2,042)
	CMBX NA BBB-.13 Index	BBB-/P	96,491	730,000	148,190	12/16/72	300 bp — Monthly	(51,273)
	CMBX NA BBB-.8 Index	BB/P	133,327	855,000	135,945	10/17/57	300 bp — Monthly	(2,120)
	Merrill Lynch International
	CMBX NA BB.6 Index	B/P	1,226	4,102	1,570	5/11/63	500 bp — Monthly	(339)
	CMBX NA BB.6 Index	B/P	75,365	460,815	176,308	5/11/63	500 bp — Monthly	(100,494)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	18,044	194,000	51,158	12/16/72	500 bp — Monthly	(32,926)
	CMBX NA BB.13 Index	BB-/P	18,179	198,000	52,213	12/16/72	500 bp — Monthly	(33,841)
	CMBX NA BB.13 Index	BB-/P	21,553	235,000	61,970	12/16/72	500 bp — Monthly	(40,187)
	CMBX NA BB.13 Index	BB-/P	37,958	396,000	104,425	12/16/72	500 bp — Monthly	(66,081)
	CMBX NA BB.13 Index	BB-/P	55,679	579,000	152,682	12/16/72	500 bp — Monthly	(96,440)
	CMBX NA BB.13 Index	BB-/P	194,713	2,108,000	555,880	12/16/72	500 bp — Monthly	(359,118)
	CMBX NA BB.13 Index	BB-/P	278,363	2,973,000	783,980	12/16/72	500 bp — Monthly	(502,727)
	CMBX NA BB.6 Index	B/P	5,423	20,511	7,848	5/11/63	500 bp — Monthly	(2,405)
	CMBX NA BB.6 Index	B/P	16,168	90,932	34,791	5/11/63	500 bp — Monthly	(18,534)
	CMBX NA BB.6 Index	B/P	75,114	121,015	46,300	5/11/63	500 bp — Monthly	28,932
	CMBX NA BB.6 Index	B/P	103,320	168,191	64,350	5/11/63	500 bp — Monthly	39,134
	CMBX NA BB.6 Index	B/P	631,813	1,275,787	488,116	5/11/63	500 bp — Monthly	144,937
	CMBX NA BB.8 Index	B-/P	12,950	35,754	12,907	10/17/57	500 bp — Monthly	77
	CMBX NA BBB-.12 Index	BBB-/P	40,531	944,000	170,675	8/17/61	300 bp — Monthly	(129,594)
	CMBX NA BBB-.13 Index	BBB-/P	643	7,000	1,421	12/16/72	300 bp — Monthly	(774)
	CMBX NA BBB-.13 Index	BBB-/P	2,834	51,000	10,353	12/16/72	300 bp — Monthly	(7,489)
	CMBX NA BBB-.13 Index	BBB-/P	10,328	113,000	22,939	12/16/72	300 bp — Monthly	(12,545)
	CMBX NA BBB-.14 Index	BBB-/P	191,879	1,191,000	221,526	12/16/72	300 bp — Monthly	(28,952)
	CMBX NA BBB-.14 Index	BBB-/P	254,871	1,549,000	288,114	12/16/72	300 bp — Monthly	(32,340)
	CMBX NA BBB-.14 Index	BBB-/P	514,334	3,098,000	576,228	12/16/72	300 bp — Monthly	(60,086)
	CMBX NA BBB-.15 Index	BBB-/P	6,701	73,000	13,994	11/18/64	300 bp — Monthly	(7,251)
	CMBX NA BBB-.15 Index	BBB-/P	92,484	1,561,000	299,244	11/18/64	300 bp — Monthly	(204,504)
	CMBX NA BBB-.15 Index	BBB-/P	249,896	1,585,000	303,845	11/18/64	300 bp — Monthly	(53,024)
	CMBX NA BBB-.9 Index	BB+/P	22,233	229,000	43,189	9/17/58	300 bp — Monthly	(20,823)

Upfront premium received			15,002,713		Unrealized appreciation			1,503,709

Upfront premium (paid)			—		Unrealized (depreciation)			(13,827,015)

	Total		$15,002,713				Total	$(12,323,306)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(308,747)	$1,759,082	$236,772	5/11/63	(200 bp) — Monthly	$(72,727)
	CMBX NA A.6 Index	944	50,456	6,791	5/11/63	(200 bp) — Monthly	7,714
	CMBX NA BB.10 Index	(1,135,828)	4,711,000	1,501,867	11/17/59	(500 bp) — Monthly	361,458
	CMBX NA BB.10 Index	(166,877)	1,599,000	509,761	11/17/59	(500 bp) — Monthly	341,330
	CMBX NA BB.10 Index	(138,486)	1,263,000	402,644	11/17/59	(500 bp) — Monthly	262,931
	CMBX NA BB.10 Index	(304,980)	1,196,000	381,285	11/17/59	(500 bp) — Monthly	75,142
	CMBX NA BB.11 Index	(148,735)	1,148,000	245,787	11/18/54	(500 bp) — Monthly	95,936
	CMBX NA BB.11 Index	(14,231)	279,000	59,734	11/18/54	(500 bp) — Monthly	45,232
	CMBX NA BB.11 Index	(4,098)	79,000	16,914	11/18/54	(500 bp) — Monthly	12,739
	CMBX NA BB.11 Index	(2,612)	38,000	8,136	11/18/54	(500 bp) — Monthly	5,487
	CMBX NA BB.11 Index	(650)	9,000	1,927	11/18/54	(500 bp) — Monthly	1,268
	CMBX NA BB.8 Index	(12,436)	34,787	12,558	10/17/57	(500 bp) — Monthly	88
	CMBX NA BB.8 Index	(176)	966	349	10/17/57	(500 bp) — Monthly	172
	CMBX NA BBB-.10 Index	(199,963)	1,163,000	201,548	11/17/59	(300 bp) — Monthly	907
	CMBX NA BBB-.10 Index	(35,821)	281,000	48,697	11/17/59	(300 bp) — Monthly	12,712
	CMBX NA BBB-.10 Index	(35,980)	155,000	26,862	11/17/59	(300 bp) — Monthly	(9,209)
	CMBX NA BBB-.10 Index	(18,118)	83,000	14,384	11/17/59	(300 bp) — Monthly	(3,783)
	CMBX NA BBB-.10 Index	(16,758)	77,000	13,344	11/17/59	(300 bp) — Monthly	(3,459)
	CMBX NA BBB-.10 Index	(3,915)	32,000	5,546	11/17/59	(300 bp) — Monthly	1,612
	CMBX NA BBB-.11 Index	(182,977)	560,000	85,008	11/18/54	(300 bp) — Monthly	(98,295)
	CMBX NA BBB-.11 Index	(9,714)	66,000	10,019	11/18/54	(300 bp) — Monthly	266
	CMBX NA BBB-.11 Index	(3,201)	10,000	1,518	11/18/54	(300 bp) — Monthly	(1,689)
	CMBX NA BBB-.12 Index	(546,451)	1,636,000	295,789	8/17/61	(300 bp) — Monthly	(251,617)
	CMBX NA BBB-.12 Index	(503,662)	1,449,000	261,979	8/17/61	(300 bp) — Monthly	(242,528)
	CMBX NA BBB-.12 Index	(319,733)	1,417,000	256,194	8/17/61	(300 bp) — Monthly	(64,366)
	CMBX NA BBB-.12 Index	(273,332)	818,000	147,894	8/17/61	(300 bp) — Monthly	(125,914)
	CMBX NA BBB-.12 Index	(24,782)	141,000	25,493	8/17/61	(300 bp) — Monthly	629
	CMBX NA BBB-.12 Index	(20,216)	119,000	21,515	8/17/61	(300 bp) — Monthly	1,230
	CMBX NA BBB-.12 Index	(6,402)	93,000	16,814	8/17/61	(300 bp) — Monthly	10,358
	CMBX NA BBB-.12 Index	(31,987)	91,000	16,453	8/17/61	(300 bp) — Monthly	(15,587)
	CMBX NA BBB-.12 Index	(2,760)	46,000	8,317	8/17/61	(300 bp) — Monthly	5,530
	CMBX NA BBB-.12 Index	(11,274)	33,000	5,966	8/17/61	(300 bp) — Monthly	(5,327)
	CMBX NA BBB-.13 Index	(40,889)	803,000	163,009	12/16/72	(300 bp) — Monthly	121,652
	CMBX NA BBB-.13 Index	(35,550)	705,000	143,115	12/16/72	(300 bp) — Monthly	107,154
	CMBX NA BBB-.13 Index	(13,627)	233,000	47,299	12/16/72	(300 bp) — Monthly	33,536
	CMBX NA BBB-.13 Index	(7,775)	142,000	28,826	12/16/72	(300 bp) — Monthly	20,968
	CMBX NA BBB-.6 Index	(1,220,251)	3,379,578	828,672	5/11/63	(300 bp) — Monthly	(393,649)
	CMBX NA BBB-.6 Index	(479,944)	1,235,504	302,945	5/11/63	(300 bp) — Monthly	(177,755)
	CMBX NA BBB-.7 Index	(39,813)	182,000	38,966	1/17/47	(300 bp) — Monthly	(952)
	CMBX NA BBB-.8 Index	(490,950)	3,137,000	498,783	10/17/57	(300 bp) — Monthly	6,003
	CMBX NA BBB-.8 Index	(485,419)	3,071,000	488,289	10/17/57	(300 bp) — Monthly	1,078
	CMBX NA BBB-.8 Index	(322,656)	2,065,000	328,335	10/17/57	(300 bp) — Monthly	4,474
	CMBX NA BBB-.8 Index	(256,603)	1,617,000	257,103	10/17/57	(300 bp) — Monthly	(443)
	CMBX NA BBB-.8 Index	(195,079)	1,363,000	216,717	10/17/57	(300 bp) — Monthly	20,843
	CMBX NA BBB-.8 Index	(82,001)	591,000	93,969	10/17/57	(300 bp) — Monthly	11,623
	CMBX NA BBB-.8 Index	(40,931)	295,000	46,905	10/17/57	(300 bp) — Monthly	5,802
	CMBX NA BBB-.8 Index	(26,093)	196,000	31,164	10/17/57	(300 bp) — Monthly	4,957
	CMBX NA BBB-.8 Index	(18,900)	126,000	20,034	10/17/57	(300 bp) — Monthly	1,061
	CMBX NA BBB-.9 Index	(119,951)	507,000	95,620	9/17/58	(300 bp) — Monthly	(24,627)
	Credit Suisse International
	CMBX NA BB.10 Index	(467,516)	3,504,000	1,117,075	11/17/59	(500 bp) — Monthly	646,152
	CMBX NA BB.10 Index	(415,378)	3,493,000	1,113,568	11/17/59	(500 bp) — Monthly	694,794
	CMBX NA BB.10 Index	(227,964)	1,834,000	584,679	11/17/59	(500 bp) — Monthly	354,932
	CMBX NA BBB-.7 Index	(83,041)	1,059,000	226,732	1/17/47	(300 bp) — Monthly	143,073
	Goldman Sachs International
	CMBX NA A.6 Index	(10,136)	70,180	9,446	5/11/63	(200 bp) — Monthly	(720)
	CMBX NA A.6 Index	(5,070)	23,852	3,210	5/11/63	(200 bp) — Monthly	(1,870)
	CMBX NA A.6 Index	(4,773)	21,559	2,902	5/11/63	(200 bp) — Monthly	(1,881)
	CMBX NA A.6 Index	(3,488)	16,513	2,223	5/11/63	(200 bp) — Monthly	(1,272)
	CMBX NA A.6 Index	(2,713)	12,843	1,729	5/11/63	(200 bp) — Monthly	(989)
	CMBX NA A.6 Index	(2,713)	12,843	1,729	5/11/63	(200 bp) — Monthly	(989)
	CMBX NA A.6 Index	(944)	5,504	741	5/11/63	(200 bp) — Monthly	(205)
	CMBX NA A.6 Index	(872)	4,587	617	5/11/63	(200 bp) — Monthly	(256)
	CMBX NA A.6 Index	(407)	2,293	309	5/11/63	(200 bp) — Monthly	(99)
	CMBX NA A.6 Index	(413)	2,293	309	5/11/63	(200 bp) — Monthly	(105)
	CMBX NA A.6 Index	(417)	2,293	309	5/11/63	(200 bp) — Monthly	(109)
	CMBX NA A.6 Index	(413)	2,293	309	5/11/63	(200 bp) — Monthly	(105)
	CMBX NA A.6 Index	(245)	1,376	185	5/11/63	(200 bp) — Monthly	(60)
	CMBX NA A.6 Index	(96)	459	62	5/11/63	(200 bp) — Monthly	(35)
	CMBX NA BB.10 Index	(29,639)	131,000	41,763	11/17/59	(500 bp) — Monthly	11,997
	CMBX NA BB.9 Index	(78,324)	492,000	153,110	9/17/58	(500 bp) — Monthly	74,308
	CMBX NA BB.9 Index	(10,382)	65,000	20,228	9/17/58	(500 bp) — Monthly	9,782
	CMBX NA BB.9 Index	(2,380)	20,000	6,224	9/17/58	(500 bp) — Monthly	3,825
	CMBX NA BB.9 Index	(505)	13,000	4,046	9/17/58	(500 bp) — Monthly	3,528
	CMBX NA BBB-.12 Index	(10,715)	60,000	10,848	8/17/61	(300 bp) — Monthly	98
	CMBX NA BBB-.12 Index	(7,408)	38,000	6,870	8/17/61	(300 bp) — Monthly	(560)
	CMBX NA BBB-.12 Index	(9,118)	27,000	4,882	8/17/61	(300 bp) — Monthly	(4,253)
	CMBX NA BBB-.13 Index	(2,955)	39,000	7,917	12/16/72	(300 bp) — Monthly	4,939
	CMBX NA BBB-.7 Index	(363,442)	4,432,000	948,891	1/17/47	(300 bp) — Monthly	582,864
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(163)	917	123	5/11/63	(200 bp) — Monthly	(40)
	CMBX NA A.6 Index	(162)	917	123	5/11/63	(200 bp) — Monthly	(39)
	CMBX NA BB.7 Index	(6,148,112)	12,556,000	4,188,682	1/17/47	(500 bp) — Monthly	(1,971,637)
	CMBX NA BB.9 Index	(1,074,893)	2,175,000	676,860	9/17/58	(500 bp) — Monthly	(400,148)
	CMBX NA BBB-.11 Index	(22,028)	200,000	30,360	11/18/54	(300 bp) — Monthly	8,215
	CMBX NA BBB-.12 Index	(1,802)	15,000	2,712	8/17/61	(300 bp) — Monthly	901
	CMBX NA BBB-.7 Index	(4,366,588)	18,600,000	3,982,260	1/17/47	(300 bp) — Monthly	(395,178)
	Merrill Lynch International
	CMBX NA BB.10 Index	(181,851)	3,196,000	1,018,885	11/17/59	(500 bp) — Monthly	833,927
	CMBX NA BB.7 Index	(9,888)	57,000	19,015	1/17/47	(500 bp) — Monthly	9,071
	CMBX NA BBB-.7 Index	(89,077)	1,087,000	232,727	1/17/47	(300 bp) — Monthly	143,016
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(10,140)	47,704	6,421	5/11/63	(200 bp) — Monthly	(3,739)
	CMBX NA A.6 Index	(3,488)	16,513	2,223	5/11/63	(200 bp) — Monthly	(1,272)
	CMBX NA A.6 Index	(1,931)	9,174	1,235	5/11/63	(200 bp) — Monthly	(700)
	CMBX NA A.6 Index	(1,817)	8,715	1,173	5/11/63	(200 bp) — Monthly	(648)
	CMBX NA A.6 Index	(1,370)	7,339	988	5/11/63	(200 bp) — Monthly	(385)
	CMBX NA A.6 Index	(1,178)	5,963	803	5/11/63	(200 bp) — Monthly	(378)
	CMBX NA A.6 Index	(735)	4,128	556	5/11/63	(200 bp) — Monthly	(181)
	CMBX NA A.6 Index	(503)	2,752	370	5/11/63	(200 bp) — Monthly	(133)
	CMBX NA BB.10 Index	(164,027)	1,564,000	498,603	11/17/59	(500 bp) — Monthly	333,055
	CMBX NA BB.10 Index	(422,820)	1,392,000	443,770	11/17/59	(500 bp) — Monthly	19,596
	CMBX NA BB.10 Index	(37,576)	160,000	51,008	11/17/59	(500 bp) — Monthly	13,276
	CMBX NA BB.7 Index	(192,058)	996,000	332,266	1/17/47	(500 bp) — Monthly	139,240
	CMBX NA BB.7 Index	(158,631)	786,000	262,210	1/17/47	(500 bp) — Monthly	102,815
	CMBX NA BB.7 Index	(131,172)	701,000	233,854	1/17/47	(500 bp) — Monthly	102,000
	CMBX NA BB.7 Index	(134,942)	671,000	223,846	1/17/47	(500 bp) — Monthly	88,252
	CMBX NA BB.9 Index	(141,628)	1,064,000	331,117	9/17/58	(500 bp) — Monthly	188,454
	CMBX NA BB.9 Index	(128,586)	855,000	266,076	9/17/58	(500 bp) — Monthly	136,659
	CMBX NA BB.9 Index	(2,505)	71,000	22,095	9/17/58	(500 bp) — Monthly	19,521
	CMBX NA BB.9 Index	(2,339)	38,000	11,826	9/17/58	(500 bp) — Monthly	9,450
	CMBX NA BB.9 Index	(2,461)	18,000	5,602	9/17/58	(500 bp) — Monthly	3,123
	CMBX NA BB.9 Index	(547)	14,000	4,357	9/17/58	(500 bp) — Monthly	3,796
	CMBX NA BB.9 Index	(1,514)	10,000	3,112	9/17/58	(500 bp) — Monthly	1,589
	CMBX NA BB.9 Index	(347)	7,000	2,178	9/17/58	(500 bp) — Monthly	1,825
	CMBX NA BB.9 Index	(431)	7,000	2,178	9/17/58	(500 bp) — Monthly	1,741
	CMBX NA BB.9 Index	(757)	5,000	1,556	9/17/58	(500 bp) — Monthly	794
	CMBX NA BB.9 Index	(54)	1,000	311	9/17/58	(500 bp) — Monthly	256
	CMBX NA BBB-.10 Index	(83,477)	385,000	66,721	11/17/59	(300 bp) — Monthly	(16,982)
	CMBX NA BBB-.10 Index	(49,056)	291,000	50,430	11/17/59	(300 bp) — Monthly	1,204
	CMBX NA BBB-.10 Index	(26,774)	217,000	37,606	11/17/59	(300 bp) — Monthly	10,705
	CMBX NA BBB-.10 Index	(16,361)	129,000	22,356	11/17/59	(300 bp) — Monthly	5,920
	CMBX NA BBB-.10 Index	(16,090)	66,000	11,438	11/17/59	(300 bp) — Monthly	(4,691)
	CMBX NA BBB-.10 Index	(7,309)	61,000	10,571	11/17/59	(300 bp) — Monthly	3,227
	CMBX NA BBB-.10 Index	(5,109)	59,000	10,225	11/17/59	(300 bp) — Monthly	5,081
	CMBX NA BBB-.10 Index	(2,537)	20,000	3,466	11/17/59	(300 bp) — Monthly	918
	CMBX NA BBB-.10 Index	(2,811)	13,000	2,253	11/17/59	(300 bp) — Monthly	(566)
	CMBX NA BBB-.10 Index	(218)	1,000	173	11/17/59	(300 bp) — Monthly	(46)
	CMBX NA BBB-.11 Index	(191,080)	1,214,000	184,285	11/18/54	(300 bp) — Monthly	(7,503)
	CMBX NA BBB-.11 Index	(6,355)	112,000	17,002	11/18/54	(300 bp) — Monthly	10,581
	CMBX NA BBB-.12 Index	(221,082)	973,000	175,918	8/17/61	(300 bp) — Monthly	(45,731)
	CMBX NA BBB-.12 Index	(58,425)	189,000	34,171	8/17/61	(300 bp) — Monthly	(24,364)
	CMBX NA BBB-.12 Index	(1,154)	28,000	5,062	8/17/61	(300 bp) — Monthly	3,892
	CMBX NA BBB-.13 Index	(5,978)	97,000	19,691	12/16/72	(300 bp) — Monthly	13,656
	CMBX NA BBB-.7 Index	(187,298)	2,950,000	631,595	1/17/47	(300 bp) — Monthly	442,576
	CMBX NA BBB-.7 Index	(7,132)	70,000	14,987	1/17/47	(300 bp) — Monthly	7,814
	CMBX NA BBB-.8 Index	(110,296)	709,000	112,731	10/17/57	(300 bp) — Monthly	2,021
	CMBX NA BBB-.8 Index	(35,313)	226,000	35,934	10/17/57	(300 bp) — Monthly	490
	CMBX NA BBB-.8 Index	(25,905)	181,000	28,779	10/17/57	(300 bp) — Monthly	2,765

Upfront premium received		944			Unrealized appreciation		6,783,606

Upfront premium (paid)		(24,600,682)			Unrealized (depreciation)		(4,379,796)

	Total	$(24,599,738)				Total	$2,403,810
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/22 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 38 Index	B+/P	$(40,660)	$21,035,520	$441,956	6/20/27	500 bp — Quarterly	$436,356

	Total		$(40,660)					$436,356
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan (Onshore)
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2022 through December 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,514,331,022.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/22
Short-term investments
	Putnam Short Term Investment Fund**	$125,491,507	$309,189,393	$253,142,151	$1,538,390	$181,538,749

	Total Short-term investments	$125,491,507	$309,189,393	$253,142,151	$1,538,390	$181,538,749
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $553,391.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $9,692,287.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $3,846,606.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $14,649,292.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $35,612,282 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $10,310,604 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $9,692,287 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$10,592,884	$—
Convertible bonds and notes	505,778	65,374,228	—
Corporate bonds and notes	—	238,948,548	—
Foreign government and agency bonds and notes	—	139,105,654	—
Mortgage-backed securities	—	556,607,078	—
Senior loans	—	23,445,200	—
U.S. government and agency mortgage obligations	—	1,051,633,079	—
U.S. treasury obligations	—	18,538,995	—
Warrants	—	—	4
Short-term investments	41,733,000	416,078,992	—

Totals by level	$42,238,778	$2,520,324,658	$4
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,128,021)	$—
Futures contracts	134,229	—	—
Forward premium swap option contracts	—	25,246,739	—
TBA sale commitments	—	(266,826,130)	—
Interest rate swap contracts	—	98,927,070	—
Total return swap contracts	—	(2,038,502)	—
Credit default contracts	—	154,545	—

Totals by level	$134,229	$(145,664,299)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$4,579,600,000
Written swap option contracts (contract amount)	$2,963,900,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$154,700,000
OTC interest rate swap contracts (notional)	$1,663,000,000
Centrally cleared interest rate swap contracts (notional)	$15,564,800,000
OTC total return swap contracts (notional)	$27,200,000
OTC credit default contracts (notional)	$231,400,000
Centrally cleared credit default contracts (notional)	$20,500,000
Warrants (number of warrants)	353
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com